As filed with the U.S. Securities and Exchange Commission on July 26, 2016

Securities Act File No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.

Calamos Investment Trust

(Exact Name of Registrant as Specified in Charter)

2020 Calamos Court

Naperville, Illinois 60563

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 245-7200

John P. Calamos, Sr.

Calamos Advisors LLC

2020 Calamos Court

Naperville, Illinois 60563

(Name and Address of Agent for Service)

With Copies to:

Paulita A. Pike Ropes & Gray LLP 191 North Wacker Drive, 32nd Floor Chicago, Illinois 60606	Rita Rubin Ropes & Gray LLP 191 North Wacker Drive, 32nd Floor Chicago, Illinois 60606

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered:

Class A, Class C, Class I, and Class R shares of Calamos Growth Fund, a series of the Registrant.

Class A, Class C, and Class I shares of Calamos Phineus Long/Short Fund, a series of the Registrant.

No filing fee is due because an indefinite number of shares has previously been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on August 25, 2016 pursuant to Rule 488 under the Securities Act of 1933, as amended.

CALAMOS INVESTMENT TRUST

Calamos Focus Growth Fund

Calamos Long/Short Fund

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON OCTOBER 11, 2016

To the Shareholders:

Notice is hereby given that a Special Meeting of Shareholders (the “Meeting”) of Calamos Focus Growth Fund (“Focus Growth”) and Calamos Long/Short Fund (“Long/Short”) (each, a “Target Fund” and, together, the “Target Funds”), each a series of Calamos Investment Trust (the “Trust”) will be held on October 11, 2016 at 12:00 p.m., Central time, at the offices of Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563. The purpose of the Meeting is to consider and act upon the following proposals and to transact any other business that properly comes before the Meeting or any adjournment(s) thereof.

Proposal 1:	To approve an Agreement and Plan of Reorganization which provides for (i) the transfer of all the assets of Calamos Focus Growth Fund (“Focus Growth”) to Calamos Growth Fund (“Growth”) in exchange solely for shares of beneficial interest of Growth and the assumption by Growth of all the liabilities of Focus Growth; and (ii) the distribution by Focus Growth of all the shares of each class of Growth received by Focus Growth to the holders of shares of the corresponding class of Focus Growth in complete liquidation and termination of Focus Growth.

Proposal 2:	To approve an Agreement and Plan of Reorganization which provides for (i) the transfer of all the assets of Calamos Long/Short Fund (“Long/Short”) to Calamos Phineus Long/Short Fund (“Phineus”) in exchange solely for shares of beneficial interest of Phineus and the assumption by Phineus of all the liabilities of Long/Short; and (ii) the distribution by Long/Short of Class A and Class C shares of Phineus to the holders of shares of the corresponding class of Long/Short and Class I shares of Phineus to the holders of Class I and Class R shares of Long/Short in complete liquidation and termination of Long/Short.

Approval of each proposal will be determined solely by approval of the shareholders of the Target Fund affected thereby. The reorganization of each Target Fund is not conditioned upon the reorganization of the other Target Fund. Accordingly, if shareholders of one Target Fund approve its reorganization, but shareholders of the other Target Fund do not approve its reorganization, it is expected that the reorganization of the first Target Fund will take place as described in this combined prospectus/proxy statement.

The Board of Trustees of the Trust (“Board”) has fixed the close of business on August 17, 2016 as the record date for the determination of shareholders entitled to notice of and to vote at the Meeting or any adjournment thereof. The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournment(s) thereof.

Please carefully read the enclosed combined prospectus/proxy statement, as it discusses these proposals in more detail. All shareholders are cordially invited to attend the Meeting. In order to avoid delay and additional expense, and to assure that your shares are represented, please vote as promptly as possible, whether or not you plan to attend the Meeting. You may vote by mail, telephone or over the

Internet. Just follow the instructions on the enclosed proxy card. If you have questions, please call the Target Funds’ proxy solicitor, Okapi Partners, toll free at (855) 305-0855. It is important that you vote. The Board recommends that you vote FOR the proposals.

Important Notice Regarding the Availability of Proxy Materials for the Meeting to be Held on October 11, 2016. This Notice and the Prospectus/Proxy Statement are available on the Internet at www.okapivote.com/Calamos.

By order of the Board,

/s/ J. Christopher Jackson
J. Christopher Jackson
Vice President and Secretary

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Calamos Focus Growth Fund

Calamos Long/Short Fund

(each of the above funds, a “Target Fund” and, together, the “Target Funds”)

and

Calamos Growth Fund

Calamos Phineus Long/Short Fund

(each of the above funds, an “Acquiring Fund” and, together, the “Acquiring Funds”)

each a series of

Calamos Investment Trust

2020 Calamos Court

Naperville, Illinois 60563

(800) 582-6959

COMBINED PROSPECTUS/PROXY STATEMENT

Dated July 26, 2016

This document is a proxy statement for each Target Fund and a prospectus for each Acquiring Fund. This combined prospectus/proxy statement (“Prospectus/Proxy Statement”) is furnished in connection with the solicitation of proxies by the Board of Trustees (the “Board”) of Calamos Investment Trust, a Massachusetts business trust (the “Trust”), on behalf of the Target Funds for use at a Special Meeting of Shareholders (the “Meeting”) of the Target Funds to be held on October 11, 2016 at 12:00 p.m., Central time, at the offices of Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563 and at any and all adjournments thereof. This Prospectus/Proxy Statement contains information you should know before voting on the following proposals with respect to your Target Fund, as indicated below. You should read this document carefully and retain it for future reference.

Proposal 1 (the “Focus Growth Reorganization”)		To be voted on by shareholders of:
1.	To approve an Agreement and Plan of Reorganization entered into by the Trust, on behalf of Focus Growth and Growth, each a series of the Trust, and Calamos Advisors LLC (“Calamos” or the “Adviser”), the investment adviser of Focus Growth and Growth. Under the agreement, Focus Growth will transfer all of its assets to Growth in exchange solely for shares of the corresponding class of Growth (as indicated below) and the assumption by Growth of all of the liabilities of Focus Growth in complete liquidation and termination of Focus Growth. Shares of each class of Growth will be distributed proportionately to shareholders of the relevant class of Focus Growth.	Focus Growth

Target Fund		Acquiring Fund
Class A	g	Class A
Class B	g	Class B
Class C	g	Class C
Class I	g	Class I
Class R	g	Class R

Proposal 2 (the “Long/Short Reorganization”)		To be voted on by shareholders of:
2.	To approve an Agreement and Plan of Reorganization entered into by the Trust, on behalf of Long/Short and Phineus, each a series of the Trust, and Calamos. Under the agreement, Long/Short will transfer all of its assets to Phineus in exchange solely for shares of the corresponding class of Phineus (as indicated below) and the assumption by Phineus of all of the liabilities of Long/Short in complete liquidation and termination of Long/Short. Shares of each class of Phineus will be distributed proportionately to shareholders of the relevant class of Long/Short.	Long/Short

Target Fund		Acquiring Fund
Class A	g	Class A
Class C	g	Class C
Class I	g	Class I
Class R	g	Class I

Each Target Fund and each Acquiring Fund (each a “Fund” and collectively, the “Funds”) is a registered open-end management investment company (or a series thereof). The address of the principal executive office and telephone number of the Funds and the Trust is 2020 Calamos Court, Naperville, Illinois 60563, (800) 582-6959.

The enclosed proxy and this Prospectus/Proxy Statement are first being sent to shareholders of the Target Funds on or about August 22, 2016. Shareholders of record as of the close of business on August 17, 2016 are entitled to vote at the Meeting and any adjournment(s) thereof.

Although the Board recommends that shareholders approve the Focus Growth Reorganization and the Long/Short Reorganization (each a “Reorganization” and, together, the “Reorganizations”), the Reorganization of each Target Fund is not conditioned upon the Reorganization of the other Target Fund. Accordingly, if shareholders of one Target Fund approve its Reorganization, but shareholders of the other Target Fund do not approve each Target Fund’s Reorganization, it is expected that the Reorganization of the first Target Fund will take place as described in this Prospectus/Proxy Statement. If shareholders of any Target Fund fail to approve its Reorganization, the Board will consider what other actions, if any, may be appropriate.

WHERE TO GET MORE INFORMATION

This Prospectus/Proxy Statement explains concisely the information about each Fund that you should know before voting on your Reorganization. Please read it carefully and keep it for future reference.

The following documents have been filed with the Securities and Exchange Commission (“SEC”) and are incorporated into this Prospectus/Proxy Statement by reference and also accompany this Prospectus/Proxy Statement:

(i)	the Trust’s prospectuses dated February 29, 2016, as supplemented through the date of this Prospectus/Proxy Statement, relating to Focus Growth, Growth and Long/Short;

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(ii)	the Trust’s prospectuses dated April 5, 2016, as supplemented through the date of this Prospectus/Proxy Statement, relating to Phineus; and

(iii)	the unaudited financial statements contained in the Trust’s Semi-Annual Report, relating to Focus Growth, Growth, Phineus and Long/Short for the period ended April 30, 2016.

The following documents contain additional information about the Funds, have been filed with the SEC and are incorporated into this Prospectus/Proxy Statement by reference:

(i)	the Statement of Additional Information relating to the proposed Reorganizations, dated July 26, 2016 (the “Reorganization SAI”);

(ii)	the Trust’s Statement of Additional Information dated February 29, 2016, as supplemented through the date of this Prospectus/Proxy Statement, relating to Focus Growth, Growth and Long/Short;

(iii)	the Trust’s Statement of Additional Information dated April 5, 2016, as supplemented through the date of this Prospectus/Proxy Statement, relating to Phineus;

(iv)	the audited financial statements contained in the Trust’s Annual Report, relating to Focus Growth, Growth and Long/Short for the fiscal year ended October 31, 2015.

No other parts of the documents referenced above are incorporated by reference herein.

Copies of the foregoing may be obtained without charge by calling or writing the Funds at the telephone number or address shown above or the Target Funds’ proxy solicitor, Okapi Partners, toll free at (855) 305-0855.

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, prospectus/proxy statement materials and other information with the SEC. These reports, prospectus/proxy statement materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Branch of the SEC Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at www.sec.gov.

Information relating to Focus Growth, Growth and Long/Short is contained in the Prospectus of the Trust dated February 29, 2016, as supplemented, (SEC File No. 811-05443) is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.) Information relating to Phineus contained in the Prospectus of the Trust dated April 5, 2016, as supplemented (SEC File No. 811-05443) also is incorporated by reference in this document. The Reorganization SAI dated July 26, 2016 relating to this Prospectus/Proxy Statement and the Reorganizations, which includes the unaudited pro forma financial information of the Trust relating to Growth and Phineus for the twelve-month period ended April 30, 2016, is incorporated by reference in its entirety in this document.

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HOW EACH REORGANIZATION WILL WORK

•	Each Target Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for shares of such Acquiring Fund (“Acquiring Fund Shares”) and the assumption by the corresponding Acquiring Fund of all of the Target Fund’s liabilities.

•	Each Acquiring Fund will issue Acquiring Fund Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Target Fund, less the liabilities it assumes from the corresponding Target Fund. Acquiring Fund Shares of each class of each Acquiring Fund will be distributed to the shareholders of the corresponding class of such corresponding Target Fund in proportion to their holdings of such class of such Target Fund, except that holders of Class R shares of Long/Short will receive Class I shares of Phineus in the Reorganization. For example, holders of Class A shares of a Target Fund will receive Class A shares of the corresponding Acquiring Fund with the same aggregate net asset value as the aggregate net asset value of their Target Fund Class A shares at the time of the Reorganization. While the aggregate net asset value of your shares will not change as a result of the Reorganization, the number of shares you hold may differ based on each Fund’s net asset value as of the date of the closing of each Reorganization.

•	Reorganization costs will be borne by Calamos for each Reorganization. Each Fund will bear its proportionate share of any transaction expenses, which typically include, but are not limited to, trade commissions, related fees and taxes.

•	Each Reorganization is expected to be tax-free for U.S. federal income tax purposes. Accordingly, it is expected that Target Fund shareholders will not and the Target Fund generally will not recognize gain or loss as a direct result of a Reorganization, as described in more detail in the section entitled “Federal Income Tax Consequences.”

•	Each Target Fund may dispose of a portion of its portfolio assets in connection with its Reorganization. Any such sales will cause such Target Fund to incur transaction costs and may result in a taxable distribution of gains to shareholders.

•	As part of the Reorganization of your Target Fund, systematic transactions (such as bank authorizations and systematic payouts) currently set up for your Target Fund account may be transferred to your new Acquiring Fund account. Please contact your financial intermediary for additional details.

•	No shareholders of any Target Fund will pay any sales charge in connection with Acquiring Fund Shares.

•	After a Reorganization is completed, Target Fund shareholders will be shareholders of the corresponding Acquiring Fund, and the Target Fund will be dissolved.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in Growth and/or Phineus:

•	is not a deposit of, or guaranteed by, any bank

•	is not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency

•	is not endorsed by any bank or government agency

•	involves investment risk, including possible loss of the purchase payment of your original investment

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SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE REORGANIZATIONS. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND YOUR REORGANIZATION, YOU SHOULD READ THIS ENTIRE COMBINED PROSPECTUS/PROXY STATEMENT AND EXHIBIT A.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this combined prospectus/proxy statement (“Prospectus/Proxy Statement”), the Prospectuses and Statements of Additional Information relating to the Funds, and the forms of the Plans (as defined below), which are attached to this Prospectus/Proxy Statement as Exhibit A.

Why are you sending me this information?

Funds are required to obtain shareholder approval for certain kinds of changes, like the reorganizations proposed in the enclosed Prospectus/Proxy Statement. As a shareholder of one or both of the Target Funds, you are being asked to vote on a reorganization involving your fund.

What is a fund reorganization?

A fund reorganization involves one fund transferring all of its assets and liabilities to another fund in exchange for shares of such fund. Once completed, shareholders of a Target Fund will hold shares of the corresponding Acquiring Fund.

Is my vote important?

Absolutely! While the Board has reviewed the proposed Reorganization for your Target Fund and recommends that you approve it, the proposal cannot go forward without the approval of shareholders of the Target Fund. A Target Fund will continue to contact its shareholders asking them to vote until it is sure that a quorum will be reached, and may continue to contact shareholders thereafter.

Why are the Reorganizations being proposed?

Calamos proposed the Reorganizations to the Board in order to streamline the product offerings of the funds managed by Calamos and to expand the asset base of surviving Calamos funds to enable them to more easily achieve economies of scale. The Reorganization of each Target Fund into the corresponding Acquiring Fund will enable shareholders of each Target Fund to invest in a larger, potentially more efficient portfolio while continuing to pursue a similar but more flexible investment strategy.

Why is a proposal not involving my fund included in the Prospectus/Proxy Statement?

To reduce costs, proposals have been combined into one prospectus/proxy statement. Accordingly, a proposal may not be applicable to each shareholder.

What are the key features of the Reorganizations?

The Plans set forth the key features of the Reorganizations. For a complete description of the Reorganizations, see Exhibit A. The Plans generally provide for the following:

For the Focus Growth Reorganization:

•	the transfer of all of the assets of Focus Growth to Growth in exchange for Class A, Class B, Class C, Class I and Class R shares of Growth;

•	the assumption by Growth of all of the liabilities of Focus Growth;

•	the liquidation and termination of Focus Growth by distribution of Class A, Class B, Class C, Class I and Class R shares of Growth to Focus Growth’s shareholders; and

•	the structuring of the Reorganization in a manner intended to qualify as a tax-free reorganization for federal income tax purposes.

For the Long/Short Reorganization:

•	the transfer of all of the assets of Long/Short to Phineus in exchange for Class A, Class C and Class I shares of Phineus;

•	the assumption by Phineus of all of the liabilities of Long/Short;

•	the liquidation and termination of Long/Short by distribution of Class A, Class C, and Class I shares of Phineus to Long/Short’s shareholders; and

•	the structuring of the Reorganization in a manner intended to qualify as a tax-free reorganization for federal income tax purposes.

Subject to the required shareholder approval, the Reorganizations are expected to be completed on or about October 14, 2016.

After the Reorganizations, what shares will I own?

If you own Class A, Class B, Class C, Class I or Class R shares of Focus Growth, you will own Class A, Class B, Class C, Class I or Class R shares, respectively, of Growth. The new shares you receive will have the same total value as your shares of Focus Growth, as of the close of business on the day immediately before the Reorganization.

If you own Class A, Class C or Class I shares of Long/Short, you will own Class A, Class C or Class I shares, respectively, of Phineus. All Class R shares of Long/Short will be exchanged for Class I shares of Phineus, so if you hold Class R shares of Long/Short, after the Reorganization you will hold Class I shares of Phineus. The new shares you receive will have the same total value as your shares of Long/Short, as of the close of business on the day immediately before the Reorganization.

How will the Reorganizations affect me?

It is anticipated that the Reorganizations will result in operating efficiencies and potentially economies of scale in the future. As of June 30, 2016, Focus Growth’s net assets were approximately $49.5 million and Growth’s net assets were approximately $2.03 billion. As of the same date, Long/Short’s net assets were approximately $38.5 million and Phineus’s net assets were approximately $19.7 million. Phineus’s net assets have grown since its inception as a registered investment company in April 2016, while Long/Short’s net assets have declined substantially, from approximately $130 million as of October 31, 2014. The Adviser also believes that a larger, combined fund will have a greater likelihood of gaining additional assets, which may lead to greater economies of scale, and that Long/Short shareholders will benefit from Phineus’s greater flexibility to pursue its investment objective. Additionally, each of the Acquiring Funds has a longer track record than its corresponding Target Fund, which may provide more information to current and future shareholders regarding fund performance, although Phineus’s track record is largely from the period prior to its launch as a registered investment company in April 2016. For more information about how total fund operating expenses of each Fund compare, please see the “How do the Funds’ fees and expenses compare?” section beginning on page 11 below.

After the Reorganizations, the value of your shares will depend on the performance of each Acquiring Fund rather than that of the corresponding Target Fund. The Board believes that the Reorganizations will benefit each of the Funds. The costs of the Reorganizations, including the costs of the Meeting, the proxy solicitation or any adjourned session, are estimated to be $298,000, and will be borne by the Adviser for each Reorganization. Each Fund will bear its proportionate share of any transaction expenses, which typically include, but are not limited to, trade commissions, related fees and taxes.

How do the Trustees recommend that I vote?

The Trustees of the Trust, including the Trustees who are not “interested persons” as such term is defined in the 1940 Act (the “Independent Trustees”), have concluded that the Reorganizations are in the best interests of each of Focus Growth and Long/Short and their shareholders, and that the shareholders’ interests will not be diluted as a result of the Reorganizations. Accordingly, the Trustees have submitted the Plans for approval by the shareholders of Focus Growth and Long/Short.

THE TRUSTEES RECOMMEND THAT YOU VOTE FOR THE PLANS AND THE REORGANIZATIONS CONTEMPLATED THEREBY

Will I be able to purchase, exchange and redeem shares and receive distributions in the same way?

The Reorganizations will not affect your right to purchase and redeem shares, to exchange shares or to receive distributions. After the Reorganizations, you will be able to purchase additional Class A, Class B, Class C, Class I and Class R shares, as applicable, of Growth, and additional Class A, Class C and Class I shares, as applicable, of Phineus in the same manner as you did for your shares of Focus Growth and Long/Short, respectively, before the Reorganizations. Phineus does not offer Class R shares which are available only to employer sponsored retirement plans. Please see “Distribution of Shares” on page 41 for more information about each share class. For more information, see “Purchase and Redemption Procedures,” “Exchange Privileges” and “Dividend Policy” below.

How do the Funds’ investment objectives and principal investment strategies compare?

Focus Growth Reorganization

The investment objectives of Focus Growth and Growth are identical. The Funds’ principal investment strategies are substantially similar. However, the Funds’ respective investment strategies carry a somewhat different definition of market capitalization, with Growth having greater flexibility in terms of its ability to invest in companies with market capitalizations of under $2 billion.

The following tables summarize a comparison of Focus Growth and Growth with respect to their investment objectives and principal investment strategies, as set forth in the Prospectuses and Statements of Additional Information relating to the Funds.

	Focus Growth	Growth

Investment Objective	Long-term capital growth.	Long-term capital growth.

Principal Investment Strategies

The Fund invests primarily in equity securities issued by U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in companies whose stock is included in the Standard & Poor’s 500 Stock Index or the Dow Jones Industrial Average or which have a market capitalization of at least $2 billion, and that the Fund’s investment adviser believes are well established, well known and financially viable (usually with at least four consecutive quarters of as-reported earnings, excluding discontinued operations and extraordinary items). The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out a portfolio that opportunistically blends growth and value companies, with a bias toward companies that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

The Fund invests primarily in equity securities issued by U.S. companies. The Fund currently anticipates that substantially all of its portfolio will consist of securities of companies with large and mid-sized market capitalizations. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

The principal risks of the Funds differ in that Focus Growth is subject to value stock risk while Growth is not. For a discussion of the Funds’ principal risks, see the section entitled “Risks” below.

The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectuses and Statement of Additional Information of the Funds.

Long/Short Reorganization

The investment objectives and principal investment strategies of Long/Short and Phineus are similar, but with several notable differences. Long/Short’s investment objective is long-term capital appreciation, while Phineus’s investment objective is strong, risk-adjusted and absolute returns in the context of prevailing market conditions across the global equity universe. Similarly, Long/Short’s principal investment strategies are to take long and short positions in equity securities of large- and mid-cap U.S. companies, with a limit of up to 40% of net assets in foreign securities. Long/Short may also invest in fixed-income securities of varying maturities, as well as cash and cash equivalents. Phineus primarily invests in publicly listed equity securities, including common stock and American Depositary Receipts (“ADRs”) of issuers of all market capitalizations that operate in knowledge-based sectors. This means that Long/Short explicitly invests primarily in the equity securities of large- and mid-cap U.S. companies, while Phineus invests in equity securities of publicly listed companies of all market capitalizations and all over the globe. Moreover, Long/Short has greater exposure to fixed-income securities than does Phineus, and Long/Short operates as a diversified fund, while Phineus operates as a non-diversified fund focusing primarily on the knowledge-based sectors.

The following tables summarize a comparison of Long/Short and Phineus with respect to their investment objectives and principal investment strategies, as set forth in the Prospectuses and Statements of Additional Information relating to the Funds.

	Long/Short	Phineus

Investment Objective	Long-term capital appreciation.	Strong, risk-adjusted and absolute returns in the context of prevailing market conditions across the global equity universe.
Principal Investment Strategies

The Fund seeks to achieve it investment objective by taking long and short positions in equity securities (including common and preferred stock) primarily of large and mid-cap U.S. companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization between $1 billion and $25 billion. However, the Fund may invest in companies of any size and market capitalization. The Fund may invest up to 40% of its net assets in foreign securities. The Fund may also invest in fixed-income securities of varying maturities and cash and cash equivalents.

The Fund seeks to outperform the equity markets while providing less volatility through active stock selection and by adjusting market exposures within its portfolio. The Fund seeks to accomplish this by taking long positions in companies that are expected to outperform the equity markets, while taking short positions in companies that are expected to underperform the equity markets and for hedging purposes. A long position arises where the Fund holds a security in its portfolio. The Fund will have a short position where it sells a security it does not own by delivery of a borrowed security. Although the Fund intends to maintain an overall long position in its portfolio, the Fund may maintain significant short positions and, in certain circumstances these short positions may approach the size of overall long positions. The Fund may maintain long and short positions through the use of derivative instruments such as options, futures and forward contracts. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may regularly engage in short sales and borrowings for investment purposes.

As market volatility increases, the Fund’s portfolio may turnover more frequently. The Fund may maintain cash and cash equivalents, without limitation, when the Fund’s investment adviser determines that opportunities for investing are unattractive.

Under normal circumstances, the Fund aims to achieve its investment objective primarily by investing globally in publicly listed equity securities, including common stock and ADRs, of issuers of all market capitalizations that operate in the knowledge-based sectors such as technology, communications and media, as well as financial services and healthcare, and other investment companies, including exchange-traded funds (“ETFs”), that track or otherwise provide exposure to such sectors. The Fund’s investment adviser believes that the heterogeneous, disruptive and volatile nature of many of these sectors is well suited for long/short equity investing. Long investing generally involves buying a security expecting to profit from an increase in its price. Short investing generally involves selling a security that the Fund does not own expecting to profit from a decline in its price at a later time. The Adviser will also consider investing in other sectors if, in the Adviser’s opinion, such long and short exposures have favorable potential for contributing value. The Fund may maintain long and short positions through the use of derivative instruments, such as options, futures and forward contracts, without investing directly in the underlying asset. The Fund may also use derivative instruments to attempt to both increase the return of the Fund and hedge (protect) the value of the Fund’s assets. The Fund may also invest in cash and cash equivalents.

The Adviser pursues a fundamental, global approach that incorporates a blend of top-down and bottom-up considerations. The advantages of its investment process are based upon: 1) a comprehensive assessment of what drives share prices; 2) how companies and industries are analyzed; and 3) the flexible management of style, capitalization and country factors. The Adviser believes that flexible asset allocation across the global equity universe, with less emphasis upon the traditional role of benchmarks, provides the potential for excess returns. The Adviser’s approach is primarily derived from its assessment of corporate and economic fundamentals. Equally, the Fund’s strategy allows for all investment styles (for example, growth versus value, small versus large capitalization) to be considered depending upon a company’s business model, prevailing market conditions and the economic cycle. The Adviser believes that stocks with common style characteristics can behave similarly, often in response to the economic cycle, and that these characteristics are an additional source of return that should be identified.

The principal risks of the Funds differ in that Long/Short is subject to growth stock risk, interest rate risk and credit risk while Phineus is not, and Phineus is subject to sector risk, ADR risk, emerging markets risk, currency risk, forward foreign currency contract risk, geographic concentration risk and non-diversified risk while Long/Short is not. For a discussion of the Funds’ principal risks, see the section entitled “Risks” below.

The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectuses and Statements of Additional Information of the Funds.

How do the Funds’ investment restrictions compare?

If the Reorganizations occur, each combined Fund will be subject to the fundamental and non-fundamental investment restrictions of the respective Acquiring Fund. Calamos does not believe that the differences between the investment policies of the respective Target Fund and the Acquiring Fund result in any material difference between the way the Funds have been managed and the way the combined Funds will be managed. A “fundamental” investment policy is one that may not be changed without a shareholder vote.

Focus Growth Reorganization

Each Fund’s fundamental investment restrictions are set forth below:

Policy	Focus Growth (Target Fund)	Growth (Acquiring Fund)
Diversification	The Fund may not make any investment inconsistent with the Fund’s classification as a diversified investment company under the 1940 Act if the Fund is classified as a diversified investment company.	As to 75% of its assets, the Fund may not invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Control	The Fund may not acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer.	Identical policy.

Policy	Focus Growth (Target Fund)	Growth (Acquiring Fund)

Underwriter	The Fund may not act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act on disposition of securities acquired subject to legal or contractual restrictions on resale.	Identical policy.

Liquidity	No stated policy. An equivalent non-fundamental policy is in place for this Fund.	The Fund may not invest more than 10% of the Fund’s net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days.

Real Estate	The Fund may not purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, except that a Fund may enter into (a) futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities.	The Fund may not purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts.

Loans	The Fund may not make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in repurchase agreements or (c) lending portfolio securities, provided, however, that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan).	Identical policy.

Borrowings	The Fund may not borrow, except from banks, other affiliated funds and other entities to the extent permitted under the 1940 Act. [1,2]	The Fund may not borrow, except that the Fund may (a) borrow up to 10% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income (the total of reverse repurchase agreements and such borrowings will not exceed 10% of total assets, and the Fund will not purchase securities when its borrowings exceed 5% of total assets) and (b) enter into transactions in options.[2]

Industry Concentration	The Fund may not invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.	Identical policy.

Senior Securities	The Fund may not issue any senior security, except to the extent permitted under the 1940 Act.[3]	The Fund may not issue any senior security.[3]

Additionally, neither Fund may, as a matter of non-fundamental policy:

(i)	invest in shares of other open-end investment companies, except as permitted by the 1940 Act;[4]

(ii)	invest in companies for the purpose of exercising control or management;

(iii)	purchase securities on margin (except for use of such short-term credits as are necessary for the clearance of transactions, including transactions in options, futures and options on futures), or participate on a joint or a joint and several basis in any trading account in securities, except in connection with transactions in options, futures and options on futures;

(iv)	make short sales of securities, except that the Fund may make short sales of securities (i) if the Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities, (ii) other than those described in clause (i), provided that no more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales other than those described in clause (i); or

(v)	invest more than 25% of its net assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by ADRs and securities guaranteed by a U.S. person).

(1)	Neither Fund intends to purchase securities when its borrowings exceed 5% of total assets.
(2)	Each Fund’s borrowing practices are limited by the 1940 Act. Currently, under the 1940 Act, a Fund may borrow in an aggregate amount not exceeding 33 1/3% of its total assets, including the proceeds of borrowings, for any purpose, but borrowings from entities other than banks may not exceed 5% of its total assets and may be only as a temporary measure for extraordinary or emergency purpose, unless the Fund has received an exemptive order from the SEC permitting it to borrow from other affiliated funds in excess of 5% of its total assets.
(3)	Currently, under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness where the indebtedness is for temporary purpose only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.
(4)	Each Fund intends to limit its investment in other investment companies so that, as determined immediately after a Fund invests in another investment company: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting shares are any one investment company will be owned by the Fund. Currently, under the 1940 Act, a Fund is permitted to invest in other investment companies in excess of the above limitations if certain requirements are met, including that any Fund whose shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. Each Fund may invest without limitation in money market funds, provided that the conditions of Rule 12d1-1 under the 1940 Act are met.

Long/Short Reorganization

Each Fund’s fundamental investment restrictions are set forth below:

Policy	Long/Short (Target Fund)	Phineus (Acquiring Fund)

Diversification	The Fund may not make any investment inconsistent with the Fund’s classification as a diversified investment company under the 1940 Act if the Fund is classified as a diversified investment company.	No stated policy.

Policy	Long/Short (Target Fund)	Phineus (Acquiring Fund)

Control	The Fund may not acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer.	No stated policy.

Underwriter	The Fund may not act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act on disposition of securities acquired subject to legal or contractual restrictions on resale.	Identical policy.

Real Estate	The Fund may not purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, except that a Fund may enter into (a) futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities.	Identical policy.

Loans	The Fund may not make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in repurchase agreements or (c) lending portfolio securities, provided, however, that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan).	Identical policy.

Borrowings	The Fund may not borrow, except from banks, other affiliated funds and other entities to the extent permitted under the 1940 Act.[1,2]	The Fund may not borrow, except from banks, other affiliated funds and other entities to the extent permitted under the 1940 Act.[2]

Industry Concentration	The Fund may not invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.	Identical policy.

Senior Securities	The Fund may not issue any senior security, except to the extent permitted under the 1940 Act.[3]	The Fund may not issue any senior security, except to the extent permitted under the 1940 Act.

Additionally, each Fund’s non-fundamental investment restrictions are set forth below:

Policy	Long/Short Fund (Target Fund)	Phineus (Acquiring Fund)

Investments in Other Investment Companies	The Fund may not invest in shares of other open-end investment companies, except as permitted by the 1940 Act.[4]	The Fund may not invest in shares of other investment companies, except as permitted by the 1940 Act.[5]

Control	The Fund may not invest in companies for the purpose of exercising control or management.	Identical policy.

Policy	Long/Short Fund (Target Fund)	Phineus (Acquiring Fund)

Illiquid Securities	The Fund may not invest more than 15% of the Fund’s net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days.	Identical policy.

Margin Purchases	The Fund may not purchase securities on margin (except for use of such short-term credits as are necessary for the clearance of transactions, including transactions in options, futures and options on futures), or participate on a joint or a joint and several basis in any trading account in securities, except in connection with transactions in options, futures and options on futures.	Identical policy.

Foreign Issuers	The Fund may invest up to 40% of its net assets in securities of foreign issuers.	No stated policy.

The non-fundamental investment restrictions above may be changed by the Board without shareholder approval. Notwithstanding the foregoing investment restrictions, a Fund may purchase securities pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in the Fund’s ceasing to be a diversified investment company. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Fund’s interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund’s portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, to forgo exercising the rights.

(1)	The Fund does not intend to purchase securities when its borrowings exceed 5% of total assets.
(2)	Each Fund’s borrowing practices are limited by the 1940 Act. Currently, under the 1940 Act, a Fund may borrow in an aggregate amount not exceeding 33 1/3% of its total assets, including the proceeds of borrowings, for any purpose, but borrowings from entities other than banks may not exceed 5% of its total assets and may be only as a temporary measure for extraordinary or emergency purpose, unless the Fund has received an exemptive order from the SEC permitting it to borrow from other affiliated funds in excess of 5% of its total assets.
(3)	Currently, under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness where the indebtedness is for temporary purpose only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.
(4)

The Fund intends to limit its investments in other investment companies so that, as determined immediately after the Fund invests in another investment company: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting shares of any one investment company will be owned by the Fund. Currently, under the 1940 Act, the Fund is permitted to invest in other investment companies in excess of the above limitations if certain requirements are met, including that the Fund whose shares are acquired by another fund in accordance with Section 12(d)(1)(G) of the 1940 Act shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. The Fund may invest without limitation in money market funds, provided that the conditions of Rule 12d1-1 under the 1940 Act are met.
(5)	The Fund intends to limit its investments in other investment companies so that, as determined immediately after the Fund invests in another investment company: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting shares of any one investment company will be owned by the Fund. Currently, under the 1940 Act, the Fund is permitted to invest in other investment companies in excess of the above limitations if certain requirements are met, including that the Fund whose shares are acquired by another fund in accordance with Section 12(d)(1)(G) of the 1940 Act shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. The Fund may invest without limitation in money market funds, provided that the conditions of Rule 12d1-1 under the 1940 Act are met. Pursuant to orders issued by the SEC to certain other investment companies and procedures approved by the Board, a Fund may invest in the such other investment companies in excess of 3% limit described above, provided that the Fund otherwise complies with the conditions of the SEC order, as it may be amended, and any other applicable investment limitations.

How do the Funds’ fees and expenses compare?

Focus Growth and Growth each offer five classes of shares (Class A, Class B, Class C, Class I and Class R). Effective on July 31, 2009, Focus Growth and Growth no longer accept purchases of Class B shares from new or existing investors, except from existing investors through the reinvestment of dividends and/or capital gain distributions in Class B shares of the same Fund or by exchange of existing Class B shares held in another Calamos Fund. Long/Short offers four classes of shares (Class A, Class C, Class I and Class R). Phineus offers three classes of shares (Class A, Class C and Class I). However, all Class R shares of Long/Short will be exchanged for Class I shares of Phineus in connection with the Long/Short Reorganization.

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding Class A, Class C and Class I shares of each of the Funds, Class R shares of each of Focus Growth, Growth and Long/Short, and Class B shares of each of Focus Growth and Growth. The columns entitled “Growth (Pro Forma)” and “Phineus (Pro Forma)” show you what fees and expenses are estimated to be, assuming the Reorganizations take place.

The amounts listed for Class A, Class B, Class C, Class I and Class R shares of each of Focus Growth and Growth, set forth in the following tables and in the examples, are based on the expenses for the 12-month period ended October 31, 2015. The amounts for Class A, Class B, Class C, Class I and Class R shares of Growth (Pro Forma) set forth in the following tables and in the examples are based on what the estimated expenses of Growth would have been for the 12-month period ended October 31, 2015 assuming the Reorganization had taken place on November 1, 2014.

The amounts listed for Class A, Class C, Class I and Class R shares of Long/Short, set forth in the following tables and in the examples, are based on the expenses for the 12-month period ended April 30, 2016. The amounts for Class A, Class C and Class I shares of Phineus (Pro Forma) set forth in the following tables and in the examples are based on what the estimated expenses of Phineus would have been for the 12-month period ended April 30, 2016, assuming the Reorganization had taken place on May 1, 2015.

Growth generally has lower management fees than Focus Growth, as indicated in the Prospectus for each Fund dated February 29, 2016, due primarily to differences in the fee schedules for the Funds, as well as economies of scale resulting from Growth’s larger asset base. Focus Growth pays a management fee accrued daily at an annual rate of 1.00% of its first $500 million of net assets, which progressively declines to an annual rate of 0.80% on its net assets in excess of $26 billion. However, due to the size of its asset base, Focus Growth paid an effective management fee of 1.00%, as noted in the Prospectus dated February 29, 2016. Growth pays a management fee accrued daily at an annual rate of 1.00% of its first $500 million of net assets, which progressively declines to an annual rate of 0.70% on its net assets in excess of $26 billion. Due to the size of its asset base, Growth paid an effective management fee of 0.85%, as noted in its Prospectus dated February 29, 2016. Growth also has lower gross expenses.

Phineus generally has higher “other expenses” than Long/Short because Phineus pays substantially higher interest and dividend expenses on short positions. Phineus’ “other expenses” also include offering costs that will amortize through April 2017 when the expense will cease. Phineus also generally has higher acquired fund fees and expenses than Long/Short. The Funds also have identical management fee schedules. Long/Short and Phineus each pay a management fee accrued daily at an annual rate of 1.25% of its first $500 million of net assets, 1.20% of its next $500 million of net assets, and 1.15% of its average net assets in excess of $1 billion.

Calamos has reimbursed Focus Growth for expenses that have exceeded its contractual expenses reimbursement threshold, as discussed below. Focus Growth therefore had a lower net expense ratio for Class A shares than Growth for the fiscal year to date as of April 30, 2016 (1.15% versus 1.34% for Growth) as a result of the expense reimbursement provision. Calamos has advised the Board that once the current expense reimbursement agreement between Focus Growth and Calamos expires on March 31, 2017, Calamos does not intend to renew and extend the agreement. As a result, there is no assurance that Focus Growth will continue to have a lower expense ratio than Growth.

Calamos has contractually agreed to reimburse the expenses of Focus Growth through March 31, 2017 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B, Class C, Class I and Class R are limited to 1.15%, 1.90%, 1.90%, 0.90% and 1.40% of average net assets, respectively. Additionally, Calamos has contractually agreed to reimburse the expenses of Growth through March 31, 2017 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B, Class C, Class I and Class R are limited to 1.75%, 2.50%, 2.50%, 1.50% and 2.00% of average net assets, respectively.

Similarly, Calamos has contractually agreed to reimburse the expenses of Long/Short through March 31, 2017 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, Class I and Class R are limited to 2.00%, 2.75%, 1.75% and 2.25% of average net assets, respectively. Calamos has contractually agreed to reimburse the expenses of Phineus through March 31, 2018 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary or non-routine expenses, if any) of Class A, Class C and Class I are limited to 2.00%, 2.75% and 1.75% of average net assets, respectively.

Class A Shareholder Fees (fees paid directly from your investment)

	Focus Growth Class A	Growth Class A	Growth (Pro Forma) Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	4.75%	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None	None

	Long/Short Class A	Phineus Class A	Phineus (Pro Forma) Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	4.75%	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None	None

Class A Fees and Expenses (as a percentage of average daily net assets)

	Focus Growth Class A	Growth Class A	Growth (Pro Forma) Class A
Management Fees	1.00%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.32%	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%[e]	0.01%[e]	0.01%[e]
Total Annual Fund Operating Expenses	1.58%	1.32%	1.32%
Less: Expense Reimbursement	(0.42)%[f]	—	—
Total Annual Fund Operating Expenses After Expense Reimbursement	1.16%	1.32%	1.32%

	Long/Short Class A	Phineus Class A	Phineus (Pro Forma) Class A
Management Fees	1.25%	1.25%	1.25%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.89%	1.93%[a]	1.90%
Interest and Dividend Expense on Short Positions	0.55%	1.12%[a,b]	1.12%[a]
Other Operating Expenses	0.34%	0.36%[a]	0.33%
Offering Costs	—	0.45%[a]	0.45%[a]
Acquired Fund Fees and Expenses	0.05%[d]	0.22%[a]	0.22%[a]
Total Annual Fund Operating Expenses	2.44%	3.65%	3.62%
Less: Expense Reimbursement	—	(0.31)%[c]	(0.28)%[c]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.44%	3.34%	3.34%

Class B Shareholder Fees (fees paid directly from your investment)

	Focus Growth Class B	Growth Class B	Growth (Pro Forma) Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) as a percentage of the lesser of the redemption price or offering price	5.00%	5.00%	5.00%

Class B Fees and Expenses (as a percentage of average daily net assets)

	Focus Growth Class B	Growth Class B	Growth (Pro Forma) Class B
Management Fees	1.00%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.32%	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%[e]	0.01%[e]	0.01%[e]
Total Annual Fund Operating Expenses	2.33%	2.07%	2.07%
Less: Expense Reimbursement	(0.42)%[f]	—	—
Total Annual Fund Operating Expenses After Expense Reimbursement	1.91%	2.07%	2.07%

Class C Shareholder Fees (fees paid directly from your investment)

	Focus Growth Class C	Growth Class C	Growth (Pro Forma) Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) as a percentage of the lesser of the redemption price or offering price	1.00%	1.00%	1.00%

	Long/Short Class C	Phineus Class C	Phineus (Pro Forma) Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) as a percentage of the lesser of the redemption price or offering price	1.00%	1.00%	1.00%

Class C Fees and Expenses (as a percentage of average daily net assets)

	Focus Growth Class C	Growth Class C	Growth (Pro Forma) Class C
Management Fees	1.00%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.32%	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%[e]	0.01%[e]	0.01%[e]
Total Annual Fund Operating Expenses	2.33%	2.07%	2.07%
Less: Expense Reimbursement	(0.42)%[f]	—	—
Total Annual Fund Operating Expenses After Expense Reimbursement	1.91%	2.07%	2.07%

	Long/Short Class C	Phineus Class C	Phineus (Pro Forma) Class C
Management Fees	1.25%	1.25%	1.25%
Distribution and Shareholder Servicing (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.89%	1.93%[a]	1.90%
Interest and dividend expense on short positions	0.55%	1.12%[a,b]	1.12%[a]
Other Operating Expenses	0.34%	0.36%[a]	0.33%
Offering Costs	—	0.45%[a]	0.45%[a]
Acquired Fund Fees and Expenses	0.05%[d]	0.22%[a]	0.22%[a]
Total Annual Fund Operating Expenses	3.19%	4.40%	4.37%
Less: Expense Reimbursement	—	(0.31)%[c]	(0.28)%[c]
Total Annual Fund Operating Expenses After Expense Reimbursement	3.19%	4.09%	4.09%

Class I Shareholder Fees (fees paid directly from your investment)

	Focus Growth Class I	Growth Class I	Growth (Pro Forma) Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	None	None

	Long/Short Class I	Long/Short Class R	Phineus Class I	Phineus (Pro Forma) Class Ig
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	None	None	None

Class I Fees and Expenses (as a percentage of average daily net assets)

	Focus Growth Class I	Growth Class I	Growth (Pro Forma) Class I
Management Fees	1.00%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	None	None	None
Other Expenses	0.32%	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%[e]	0.01%[e]	0.01%[e]
Total Annual Fund Operating Expenses	1.33%	1.07%	1.07%
Less: Expense Reimbursement	(0.42)%[f]	—	—
Total Annual Fund Operating Expenses After Expense Reimbursement	0.91%	1.07%	1.07%

	Long/Short Class I	Long/Short Class R	Phineus Class I	Phineus (Pro Forma) Class Ig
Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution and Shareholder Servicing (12b-1) Fees	None	0.50%	None	None
Other Expenses	0.89%	0.89%	1.93%[a]	1.90%
Interest and dividend expense on short positions	0.55%	0.55%	1.12%[a,b]	1.12%[a]
Other Operating Expenses	0.34%	0.34%	0.36%[a]	0.33%
Offering Costs	—	—	0.45%[a]	0.45%[a]
Acquired Fund Fees and Expenses	0.05%[d]	0.05%[d]	0.22%[a]	0.22%[a]
Total Annual Fund Operating Expenses	2.19%	2.69%	3.40%	3.37%
Less: Expense Reimbursement	—	—	(0.31)%[c]	(0.28)%[c]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.19%	2.69%	3.09%	3.09%

Class R Shareholder Fees (fees paid directly from your investment)

	Focus Growth Class R	Growth Class R	Growth (Pro Forma) Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) as a percentage of the lesser of the redemption price or offering price	None	None	None

Class R Fees and Expenses (as a percentage of average daily net assets)

	Focus Growth Class R	Growth Class R	Growth (Pro Forma) Class R
Management Fees	1.00%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.34%	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%[e]	0.01%[e]	0.01%[e]
Total Annual Fund Operating Expenses	1.85%	1.57%	1.57%
Less: Expense Reimbursement	(0.44)%[f]	—	—
Total Annual Fund Operating Expenses After Expense Reimbursement	1.41%	1.57%	1.57%

(a)	Estimated amounts for the Fund’s current fiscal year.
(b)

“Interest and dividend expenses on short positions” reflect interest expense and dividends paid on borrowed securities. Interest expenses result from the Fund’s use of prime brokerage arrangements to execute short sales. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to Calamos. Any interest expense amount or dividends paid on securities sold short will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.
(c)	The Fund’s investment adviser has contractually agreed to reimburse Fund expenses through March 31, 2018 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary or non-routine expenses, if any) of Class A, Class C and Class I are limited to 2.00%, 2.75% and 1.75% of average net assets, respectively.
(d)	“Acquired Fund Operating Expenses” include certain expenses incurred in connection with the Fund’s investment in Fidelity Prime Money Market Fund, SPDR S&P 500 ETF Trust and SPDR S&P MIDCAP 400 ETF Trust.
(e)	“Acquired Fund Fees and Expenses” include certain expenses incurred in connection with the Fund’s investment in Fidelity Prime Money Market Fund.
(f)	The Fund’s investment adviser has contractually agreed to reimburse Fund expenses through March 31, 2017 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.15%, 1.90% and 1.90% of average net assets, respectively.
(g)	Pro forma expenses for Class I shares of Phineus after the Reorganization reflect the anticipated reclassification of Class R shares of Long/Short into Class I shares as a result of the Reorganization.

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Funds and each of Growth (pro forma) and Phineus (pro forma), assuming the Reorganizations take place, with the cost of investing in other funds. The examples assume a 5% average annual return and that you reinvest all of your dividends. The examples for Growth (pro forma) and Phineus (pro forma) also assume that the expense limitations are in place for the contractual period, but are not renewed upon their expiration. The following tables also assume that total annual operating expenses remain the same. The examples are for illustration only, and your actual costs may be higher or lower.

Examples of Fund Expenses

	Class A (Redemption)
	One Year	Three Years	Five Years	Ten Years

Focus Growth	$588	$911	$1,257	$2,230

Growth	$603	$873	$1,164	$1,990

Growth (Pro Forma)	$603	$873	$1,164	$1,990

	Class A (No Redemption)
	One Year	Three Years	Five Years	Ten Years

Focus Growth	$588	$911	$1,257	$2,230

Growth	$603	$873	$1,164	$1,990

Growth (Pro Forma)	$603	$873	$1,164	$1,990

	Class A (Redemption)
	One Year	Three Years	Five Years	Ten Years

Long/Short	$710	$1,199	$1,714	$3,119

Phineus	$796	$1,484	$—	$—

Phineus (Pro Forma)	$796	$1,491	$2,223	$4,142

	Class A (No Redemption)
	One Year	Three Years	Five Years	Ten Years

Long/Short	$710	$1,199	$1,714	$3,119

Phineus	$796	$1,484	$—	$—

Phineus (Pro Forma)	$796	$1,491	$2,223	$4,142

	Class B (Redemption)
	One Year	Three Years	Five Years	Ten Years

Focus Growth	$694	$987	$1,407	$2,446

Growth	$710	$949	$1,314	$2,208

Growth (Pro Forma)	$710	$949	$1,314	$2,208

	Class B (No Redemption)
	One Year	Three Years	Five Years	Ten Years

Focus Growth	$194	$687	$1,207	$2,446

Growth	$210	$649	$1,114	$2,208

Growth (Pro Forma)	$210	$649	$1,114	$2,208

	Class C (Redemption)
	One Year	Three Years	Five Years	Ten Years

Focus Growth	$294	$687	$1,207	$2,634

Growth	$310	$649	$1,114	$2,400

Growth (Pro Forma)	$310	$649	$1,114	$2,400

	Class C (No Redemption)
	One Year	Three Years	Five Years	Ten Years

Focus Growth	$194	$687	$1,207	$2,634

Growth	$210	$649	$1,114	$2,400

Growth (Pro Forma)	$210	$649	$1,114	$2,400

	Class C (Redemption)
	One Year	Three Years	Five Years	Ten Years

Long/Short	$422	$983	$1,669	$3,494

Phineus	$511	$1,275	$—	$—

Phineus (Pro Forma)	$511	$1,282	$2,183	$4,483

	Class C (No Redemption)
	One Year	Three Years	Five Years	Ten Years

Long/Short	$322	$983	$1,669	$3,494

Phineus	$411	$1,275	$—	$—

Phineus (Pro Forma)	$411	$1,282	$2,183	$4,483

	Class I (Redemption/No Redemption)
	One Year	Three Years	Five Years	Ten Years

Focus Growth	$93	$380	$689	$1,565

Growth	$109	$340	$590	$1,306

Growth (Pro Forma)	$109	$340	$590	$1,306

	Class I/R (Redemption/No Redemption)
	One Year	Three Years	Five Years	Ten Years

Long/Short (Class I)	$222	$685	$1,175	$2,524

Long/Short (Class R)	$272	$835	$1,425	$3,022

Phineus (Class I)	$312	$986	$—	$—

Phineus (Class I Pro Forma)	$312	$994	$1,716	$3,627

	Class R (Redemption/No Redemption)
	One Year	Three Years	Five Years	Ten Years

Focus Growth	$144	$539	$960	$2,133

Growth	$160	$496	$855	$1,867

Growth (Pro Forma)	$160	$496	$855	$1,867

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Funds’ performance. During the most recent fiscal year, Focus Growth’s portfolio turnover rate was 147.7% of the average value of its portfolio, Growth’s portfolio turnover rate was 60.0% of the average value of its portfolio and Long/Short’s portfolio turnover rate was 154.9% of the average value of its portfolio. As Phineus has not yet completed a full fiscal year as a registered investment company, Phineus’s portfolio turnover rate during the most recent fiscal year is unavailable. Phineus’s portfolio turnover rate since its inception as a registered investment company on April 6, 2016 through June 30, 2016 was 143.9% of the average value of its portfolio.

How do the Funds’ performance records compare?

The following charts show how the Class A shares of each Fund have performed in the past. Past performance, before and after taxes, is not an indication of future results.

Year-by-Year Total Return (%)

The charts below show the percentage gain or loss in each full calendar year for the Class A and Class I shares of each Fund.

These charts should give you a general idea of the risks of investing in each Fund by showing how the Fund’s return has varied from year to year. These charts include the effects of Fund expenses. Each Fund’s average annual returns in the charts below do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. Each Fund can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

The performance shown in the tables below for Phineus is the performance of another investment vehicle (the “Predecessor Fund”) prior to the commencement of Phineus’s operations. The Predecessor Fund was reorganized into Class I shares of Phineus on April 5, 2016. On October 1, 2015, the parent company of the Adviser purchased Phineus Partners LP, the prior general partner and investment manager to the Predecessor Fund and investment manager to the Predecessor Fund’s master fund. The Adviser served as the investment manager to the Predecessor Fund’s master fund from October 1, 2015 to April 5, 2016 and the general partner and investment manager of the Predecessor Fund from February 25, 2016 to April 5, 2016. The Predecessor Fund commenced operations on May 1, 2002 and, since that time, has had various periods where it implemented its investment strategy directly on a stand-alone basis or indirectly through its investment in a master fund, which had the same investment policies, objectives, guidelines and restrictions as the Predecessor Fund. Regardless of whether the Predecessor Fund operated as a stand-alone fund or invested indirectly through a master fund, Phineus Partners LP and the Adviser managed the Predecessor Fund’s assets using investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of Phineus. The Predecessor Fund performance information in the table has been adjusted to reflect Class A and Class I shares. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as Phineus. If it had been, the Predecessor Fund’s performance may have been lower. After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.

Focus Growth – Class A

Best Quarter: 2nd - 2009	18.03%
Worst Quarter: 4th - 2008	-21.92%

Year-to-date performance (through June 30, 2016) is -4.19%

Growth – Class A

Best Quarter: 2nd - 2009	21.23%
Worst Quarter: 4th - 2008	-28.42%

Year-to-date performance (through June 30, 2016) is -4.73%

Long/Short – Class A

Best Quarter: 4th - 2014	3.32%
Worst Quarter: 3rd - 2015	-6.18%

Year-to-date performance (through June 30, 2016) is -7.17%

Phineus – Class A

Best Quarter: 2nd - 2009	41.74%
Worst Quarter: 2nd - 2012	-15.02%

Year-to-date performance (through June 30, 2016) is -6.26%

Focus Growth – Class I

Best Quarter: 2nd - 2009	18.24%
Worst Quarter: 4th - 2008	-21.86%

Year-to-date performance (through June 30, 2016) is -4.05%

Growth – Class I

Best Quarter: 2nd - 2009	21.30%
Worst Quarter: 4th - 2008	-28.38%

Year-to-date performance (through June 30, 2016) is -4.62%

Long/Short – Class I

Best Quarter: 4th - 2014	3.31%
Worst Quarter: 3rd - 2015	-6.06%

Year-to-date performance (through June 30, 2016) is -7.12%

Phineus – Class I

Best Quarter: 2nd - 2009	41.81%
Worst Quarter: 2nd - 2012	-14.97%

Year-to-date performance (through June 30, 2016) is -6.08%%

The next set of tables lists the average annual total return by class of each Fund, as applicable, for the past one, five and ten years and since inception (through December 31, 2015). The after-tax returns shown are for Class A shares of Long/Short; after-tax returns for other classes of the Funds will vary. After-tax returns cannot be calculated for periods before Phineus’s registration as a mutual fund and they are, therefore, unavailable. These tables include the effects of sales charges (where applicable) as well as fund expenses and are intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with appropriate widely recognized indexes of securities, descriptions of which can be found following the table. Each Fund compares its performance to the S&P 500® Index. Focus Growth also compares its performance to the Russell 1000® Growth Index, which measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. Growth also compares its performance to the Russell Midcap® Growth Index and to the Russell 3000® Growth Index, which measure the performance of those Russell Midcap® companies with higher price-to-book ratios and higher growth values. Long/Short also compares its performance to the HFRI Equity Hedge Index, which is an unmanaged index of accounts that maintain positions both long and short in primarily equity and equity derivative securities. Phineus also compares its performance to the MSCI World Index, which measures the equity market of developed markets. An index does not reflect fees, expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the periods ended 12/31/15)

Focus Growth	1 Year Ended	5 Years Ended	10 Years Ended	Since Inception
Class A shares				12/01/03
Load Adjusted Return Before Taxes	-2.52%	7.95%	5.52%	5.93%
Load Adjusted Returns After Taxes on Distributions	-6.67%	6.50%	4.68%	5.24%
Load Adjusted Returns After Taxes on Distributions and Sale of Fund Shares	2.00%	6.26%	4.44%	4.83%
Class B shares				12/01/03
Load Adjusted Return Before Taxes	-2.46%	7.94%	5.40%	5.83%
Class C Shares				12/01/03
Load Adjusted Return Before Taxes	0.74%	8.21%	5.24%	5.57%
Class I shares				12/01/03
Load Adjusted Return Before Taxes	2.60%	9.29%	6.29%	6.63%
Load Adjusted Returns After Taxes on Distributions	-1.71%	7.82%	5.43%	5.92%
Load Adjusted Returns After Taxes on Distributions and Sale of Fund Shares	5.03%	7.35%	5.09%	5.43%
Class R shares				03/01/07
Load Adjusted Return Before Taxes	2.14%	8.76%	—	5.46%
S&P 500® Index	1.38%	12.57%	7.31%	7.70%
Russell 1000® Growth Index	5.67%	13.53%	8.53%	8.21%*

Growth	1 Year Ended	5 Years Ended	10 Years Ended	Since Inception
Class A shares				09/04/90
Load Adjusted Return Before Taxes	-1.86%	7.09%	4.83%	12.85%
Load Adjusted Returns After Taxes on Distributions	-8.38%	2.91%	2.53%	10.72%
Load Adjusted Returns After Taxes on Distributions and Sale of Fund Shares	3.53%	5.32%	3.78%	10.73%
Class B shares				09/11/00
Load Adjusted Return Before Taxes	-1.41%	7.17%	4.71%	5.10%
Class C Shares				09/03/96
Load Adjusted Return Before Taxes	1.59%	7.33%	4.56%	11.70%
Class I shares				09/18/97
Load Adjusted Return Before Taxes	3.28%	8.41%	5.61%	10.98%
Load Adjusted Returns After Taxes on Distributions	-2.50%	4.72%	3.57%	9.02%
Load Adjusted Returns After Taxes on Distributions and Sale of Fund Shares	5.91%	6.41%	4.43%	8.99%
Class R shares				03/01/07
Load Adjusted Return Before Taxes	2.78%	7.87%	—	5.70%
S&P 500® Index	1.38%	12.57%	7.31%	9.83%*
Russell Midcap® Growth Index	-0.20%	11.54%	8.16%	10.69%*
Russell 3000® Growth Index	5.09%	13.30%	8.49%	9.32%*

Long/Short	1 Year Ended	Since Inception
Class A shares		06/03/13
Load Adjusted Return Before Taxes	-8.59%	0.12%
Load Adjusted Return After Taxes on Distributions	-8.59%	-0.09%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares	-4.86%	0.08%
Class C shares		06/03/13
Load Adjusted Return Before Taxes	-5.56%	1.30%
Class I Shares		06/03/13
Load Adjusted Return Before Taxes	-3.62%	2.31%
Load Adjusted Return After Taxes on Distributions	-3.62%	2.10%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares	-2.05%	1.75%
Class R Shares		06/03/13
Load Adjusted Return Before Taxes	-4.11%	1.81%
S&P 500® Index	1.38%	11.21%
HFRI Equity Hedge Index	-0.44%	3.26%

Phineus	1 Year Ended	5 Years Ended	10 Years Ended	Since Inception
Class A shares				05/01/02
Load Adjusted Return Before Taxes	-0.27%	3.65%	11.02%	11.11%
Class C shares				05/01/02
Load Adjusted Return Before Taxes	2.92%	3.88%	10.73%	10.68%
Class I Shares				05/01/02
Load Adjusted Return Before Taxes	4.96%	4.92%	11.83%	11.79%
S&P 500® Index	1.38%	12.57%	7.31%	6.95%
MSCI World Index	-0.32%	8.19%	5.56%	6.67%

*	Since inception returns for each index reflect returns since inception of Class A shares where inceptions dates of various share classes differ.

For a detailed discussion of the manner of calculating total return, please see the Funds’ Statements of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

Important information about Growth and Phineus is also contained in management’s discussion of each Fund’s performance, which appears in the most recent Annual Report of the Trust relating to each of Growth and Phineus.

Who will be the Adviser of my Fund after the Reorganizations?

Management of the Funds

The overall management of each Fund is the responsibility of, and is supervised by, the Board of Trustees of the Trust.

Adviser

Calamos Advisors LLC is the investment adviser for each Fund. The Trust is responsible for managing each Acquiring Fund’s investment program and for the general operations of the Funds.

Facts about the Adviser:

•	The Adviser is an indirect subsidiary of Calamos Asset Management, Inc., whose voting shares are majority-owned by Calamos Family Partners, Inc., which is controlled by John P. Calamos, Sr. and the Calamos family.

•	The Adviser acts as the investment adviser for 28 funds, comprising open-end and closed-end funds, and as adviser to institutional clients, with assets under management of approximately $20.1 billion as of June 30, 2016.

•	The Adviser is located at 2020 Calamos Court, Naperville, Illinois 60563.

Portfolio Management

Growth

John P. Calamos, Sr. During the past five years, John P. Calamos, Sr. has been President and Trustee of the Trust and Chairman and Global Chief Investment Officer (“Global CIO”) of the Adviser as of August 31, 2012. Until April 2016, he was Chief Executive Officer (“CEO”) and Co-CIO of the Adviser and its predecessor company.

John Hillenbrand. Mr. Hillenbrand joined the Adviser in 2002 and since September 2015 is a Co-CIO, Head of Multi-Asset Strategies and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager. From March 2013 to September 2015 he was a Co-Portfolio Manager. Between August 2002 and March 2013 he was a senior strategy analyst.

David Kalis. Mr. Kalis joined the Adviser in February 2013 and has been a Co-CIO, Head of U.S. Growth Equity Strategies, as well as a Senior Co-Portfolio Manager, since September 2015. Between March 2013 and September 2015 he was a Co-Portfolio Manager. Previously, he was a Managing Partner at Charis Capital Management LLC from 2010 until 2013. Prior thereto, Mr. Kalis was Senior Vice President, Institutional Asset Management Group at Northern Trust Global Investments from 2006 to 2009.

Jon Vacko. Mr. Vacko joined the Adviser in 2000 and has been a Sr. Co-Portfolio Manager since September 2015. Previously, he was a Co-Portfolio Manager from August 2013 to September 2015; prior thereto he was a Co-Head of Research and Investments from July 2010 to August 2013. Between July 2002 and July 2010 he was a senior strategy analyst.

Michael Roesler. Mr. Roesler joined the Adviser in February 2014 as a Co-Portfolio Manager. Previously, he was a Lead Technology Sector Analyst for Small/Mid/Large/All Cap Growth Funds at Oak Ridge Investments since 2010. Prior thereto, Mr. Roesler was a Senior Equity Analyst Small and Mid Cap Growth Funds at Northern Trust Global Investments from 2008 to 2010.

Phineus

Michael Grant. Mr. Grant joined the Adviser in September 2015 as a Global Economist — Long/Short Strategies and as a Senior Co-Portfolio Manager. Previously, he was Founder, Chief Investment Officer and Portfolio Manager at Phineus Partners LP since 2002. Mr. Grant was the primary portfolio manager of, and made all material investment decisions for, the Predecessor Fund.

Please refer to the Statement of Additional Information for additional information about Growth and Phineus’s portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of Growth and Phineus.

What will the advisory fees be after the Reorganizations?

Growth

For its management and supervision of the daily business affairs of Growth, the Adviser is entitled to receive a monthly fee that is accrued daily against the value of Growth’s net assets at an annual rate of 1.00% on the first $500 million, 0.90% on the next $500 million, 0.80% on average daily net assets between $1 billion and $6 billion, 0.78% on average daily net assets between $6 billion and $11 billion, 0.76% on average daily net assets between $11 billion and $16 billion, 0.74% on average daily net assets between $16 billion and $21 billion, 0.72% on average daily net assets between $21 billion and $26 billion and 0.70% on average daily net assets in excess of $26 billion.

The Adviser has contractually agreed to reimburse the expenses of Growth through March 31, 2017 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B, Class C, Class I and Class R are limited to 1.75%, 2.50%, 2.50%, 1.50% and 2.00% of average net assets, respectively.

Phineus

For its management and supervision of the daily business affairs of Phineus, the Adviser is entitled to receive a monthly fee that is accrued daily against the value of Phineus’s net assets at an annual rate of 1.25% on the first $500 million, 1.20% on the next $500 million, and 1.15% on average daily net assets in excess of $1 billion. The Adviser has contractually agreed to limit total operating expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary or non-routine expenses, if any) of Phineus so that expenses do not exceed, on an annualized basis, 2.00%, 2.75% and 1.75% for Class A, Class C and Class I, respectively, through March 31, 2018.

What will be the primary U.S. federal income tax consequences of the Reorganizations?

Each Reorganization is expected to be tax-free for U.S. federal income tax purposes and will not take place unless the Funds receive an opinion from the law firm of Ropes & Gray LLP substantially to the effect that, for federal income tax purposes, the Reorganizations contemplated by the Plans will qualify as tax-free reorganizations described in section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that each Fund will be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

If each Reorganization qualifies as a tax-free reorganization and each of the Funds is a party to a reorganization, as described above, then, as a result, for U.S. federal income tax purposes, no gain or loss will be recognized by either Target Fund or their respective shareholders (subject to the limited exceptions described below under “Federal Income Tax Consequences”) as a direct result of receiving shares of the respective Acquiring Funds in connection with the Reorganizations. The holding periods and aggregate tax bases of shareholders’ shares of each Acquiring Fund that are received by the shareholders of the Target Funds will be the same as the holding periods and aggregate tax bases of their shares of the Target Funds previously held by such shareholders, provided that such shareholders hold their shares of the Target Funds as capital assets. In addition, no gain or loss will be recognized by either Acquiring Fund upon the receipt of the assets of a Target Fund in exchange for shares of an Acquiring Fund, and the assumption by the Acquiring Funds of the liabilities of the Target Funds, and the holding periods and tax bases of the assets of the Target Funds in the hands of the Acquiring Funds as a result of the Reorganizations will be the same as in the hands of the Target Funds immediately prior to the Reorganizations.

A portion of the portfolio assets of each Target Fund may be sold in connection with its Reorganization. The actual tax effect of such sales will depend on the difference between the price at which such portfolio assets are sold and the tax basis of the Target Fund in such assets. Any capital gains recognized in any such sales on a net basis, after reduction by any capital losses, will be distributed to shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

Because the Reorganizations will end the tax years of each Target Fund, they may accelerate distributions to shareholders from the Target Funds for their short tax years ending on the date of the Reorganizations. Those tax year-end distributions will be taxable and will include any capital gains resulting from portfolio turnover before the consummation of the Reorganizations that were not previously distributed.

What happens if the Reorganizations are not approved?

If one or both of the Reorganizations are not approved by shareholders, the Board will take such actions as it deems to be in the best interests of such Target Fund(s), which may include additional solicitation, continuing to operate the Target Fund(s) as stand-alone fund(s), or liquidating the Target Fund(s).

RISKS

Are the risk factors for the Funds similar?

Yes. The risk factors of Focus Growth and Growth are substantially similar, while the risk factors of Long/Short and Phineus are somewhat similar. Focus Growth and Growth share all of the same principal risks, except that Focus Growth is subject to value stock risk, while Growth is not. The risks of Growth are described in greater detail in that Fund’s Prospectuses and Statement of Additional Information.

Long/Short and Phineus share many of the same principal risks. However, Long/Short is subject to growth stock risk, interest rate risk, credit risk, debt securities risk and high-yield fixed-income securities (junk bond) risk, while Phineus is not, and Phineus is subject to sector risk, ADR Risk, emerging markets risk, currency risk, forward foreign currency contract risk, geographic concentration risk and non-diversified risk. The risks of Phineus are described in greater detail in that Fund’s Prospectuses and Statement of Additional Information.

What are the primary risks of investing in each Fund?

An investment in each Fund is subject to certain risks. There is no assurance that investment performance of any Fund will be positive or that the Funds will meet their investment objectives. The following disclosure highlights the primary risks associated with investment in each of the Funds.

Focus Growth Reorganization

Each of Focus Growth and Growth are subject to the following Principal Risks: Equity Securities Risk, Growth Stock Risk, Mid-Sized Company Risk, Foreign Securities Risk, Portfolio Selection Risk, Sector Risk, Options Risk, Forward Foreign Currency Contract Risk, American Depositary Receipts Risk and Securities Lending Risk.

•	Equity Securities Risk. The securities markets are volatile, and the market prices of the Funds’ securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Funds fall, the value of your investment in the Funds will decline.

•	Growth Stock Risk. Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•	Mid-Sized Company Risk. Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

•	Foreign Securities Risk. Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•	Portfolio Selection Risk. The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•	Sector Risk. The risk that the value of the Funds’ shares will be more volatile or that the Funds will incur a loss greater than the Funds’ investment in a given security when leverage is used.

•	Options Risk. The Funds’ ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Funds’ ability to utilize options successfully will depend on the ability of the Funds’ investment adviser to predict pertinent market movements, which cannot be assured.

•	Forward Foreign Currency Contract Risk. Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Funds may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Funds’ holdings.

•	American Depositary Receipts Risk. The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs. U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore, while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•	Securities Lending Risk. The Funds may lend their portfolio securities to broker-dealers and banks in order to generate additional income for the Funds. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Funds. In the event of bankruptcy or other default of a borrower of portfolio securities, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce their rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Funds’ securities lending agent monitors, and reports to Calamos on, the creditworthiness of the firms to which the Funds lend securities. The Funds may also experience losses as a result of a diminution in value of its cash collateral investments.

In addition, Focus Growth is subject to Value Stock Risk.

•	Value Stock Risk. Value stocks involve the risk that they may never reach what the Fund’s investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

Long/Short Reorganization

Each of Long/Short and Phineus are subject to the following Principal Risks: Equity Securities Risk, Short Sale Risk, Options Risk, Portfolio Selection Risk, Liquidity Risk, Leveraging Risk, Portfolio Turnover Risk, Foreign Securities Risk, Small and Mid-Sized Company Risk, Derivatives Risk, Futures and Forward Contracts Risk, Cash Holdings Risk, Other Investment Companies (including ETFs) Risk and American Depositary Receipts Risk.

•	Equity Securities Risk. The securities markets are volatile, and the market prices of the Funds’ securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Funds fall, the value of your investment in the Funds will decline.

•	Short Sale Risk. The Funds may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date the Fund replaces the security. The Funds may be unable to repurchase the borrowed security at a particular time or at an acceptable price.

•	Options Risk. The Funds’ ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Funds’ ability to utilize options successfully will depend on the ability of the Funds’ investment adviser to predict pertinent market movements, which cannot be assured.

•	Portfolio Selection Risk. The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may be unable to sell the illiquid securities at an advantageous time or price.

•	Leveraging Risk. Leverage is the potential for the Funds to participate in gains and losses on an amount that exceeds the Funds’ investment. Leveraging risk is the risk that certain transactions of the Funds may give rise to leverage, causing the Funds to be more volatile and experience greater losses than if it had not been leveraged. The Funds’ use of short sales and investments in derivatives subject the Funds to leveraging risk.

•	Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities or other instruments in the Funds’ portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Funds’ expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

•	Foreign Securities Risk. Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•	Small and Mid-Sized Company Risk. Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•	Derivatives Risk. Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. In addition, derivative instruments are subject to counter party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•	Futures and Forward Contracts Risk. Futures contracts provide for the future sale of sale by one party and purchase by another of a specific asset at a specific time and price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the options. Futures and forward contracts are subject to counter party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

•	Cash Holdings Risk. To the extent the Funds hold cash positions, the Funds risk achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Funds’ performance and ability to achieve its investment objective.

•	Other Investment Companies (including ETFs) Risk. Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Additionally, if the investment company or ETF fails to achieve its investment objective, the value of the Funds’ investment will decline, adversely affecting the Funds’ performance. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Funds. The Funds may also engage in short sales of the securities of other investment companies.

•	American Depositary Receipts Risk. The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs. U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore, while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

In addition, Long/Short is subject to Growth Stock Risk, Interest Rate Risk, Credit Risk, Debt Securities Risk and High Yield Fixed-Income Securities (Junk Bond) Risk.

•	Growth Stock Risk. Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•	Interest Rate Risk. The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

•	Credit Risk. An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•	Debt Securities Risk. Debt securities are subject to various risks, including interest rate risk, credit risk and default risk. Interest rate risk is the risk that a Fund’s investments in debt securities will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of debt securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter-term debt securities. Due to recent events in the fixed-income markets, including the potential impact of the Federal Reserve Board tapering its quantitative easing program, a Fund may be subject to heightened interest rate risk as a result of a rise in interest rates. In addition, a Fund is subject to the risk that interest rates may exhibit increased volatility, which could cause the Fund’s net asset value to fluctuate more. A decrease in fixed-income market maker capacity may act to decrease liquidity in the fixed-income markets and act to further increase volatility, affecting a Fund’s return. Credit risk is the risk that a debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Default risk refers to the risk that a company that issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

•	High Yield Fixed-Income Securities (Junk Bond) Risk. Investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.

In addition, Phineus is subject to Sector Risk, Emerging Markets Risk, Currency Risk, Forward Foreign Currency Contract Risk, Geographic Concentration Risk and Non-Diversified Risk.

•	Sector Risk. The risk that the value of the Fund’s shares will be more volatile or that the fund will incur a loss greater than the Fund’s investment in a given security when leverage is used.

•	Emerging Markets Risk. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•	Currency Risk. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although the Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. The Fund’s investment adviser may determine not to hedge currency risks, even if suitable instruments appear to be available.

•	Forward Foreign Currency Contract Risk. Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

•	Geographic Concentration Risk. Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. To the extent the Fund concentrates its investments in a particular country, region or group of regions, the Fund may be more volatile than a more geographically diversified fund.

•	Non-Diversified Risk. The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Please refer to each Fund’s Prospectuses and Statement of Additional Information for more information on risks.

INFORMATION ABOUT THE REORGANIZATIONS

At a regular meeting of the Trust’s Board held on June 30, 2016 - July 1, 2016, all of the Trustees of the Trust on behalf of each Target Fund, including the Independent Trustees, considered and approved the Reorganizations as set forth in the Plans. They determined that the Reorganizations were in the best interests of the Target Funds and their respective shareholders, and that the interests of existing shareholders of the Target Funds will not be diluted as a result of the transactions contemplated by the Reorganizations. Before approving the Plans, the Trustees evaluated extensive information provided by the management of the Funds and reviewed various factors about the Funds and the proposed Reorganizations.

For the Focus Growth Reorganization, the Trustees noted that the Funds have an identical investment objective and a substantially similar investment strategy, except that Growth has somewhat more flexibility in the market capitalizations of the companies in which it invests. The Trustees took into account the differences in Focus Growth’s and Growth’s management fees. They considered that Growth charges somewhat lower advisory fees due to differences in the Funds’ fee schedules, as well as the economies of scale achieved by Growth’s larger asset base. The Trustees considered the relative asset size of each Fund, including the benefits of creating an entity with a higher combined level of assets, which has the potential to provide greater scale for the shareholders of each Fund. They took into account the net expenses of each Fund, the fact that Focus Growth’s net expense ratio was lower than the net expense ratio of Growth, and the fact Calamos indicated its current intent not to renew the current expense limitation agreement in place until March 31, 2017. They considered a liquidation and distribution of the assets of Focus Growth, but decided to provide investors an opportunity to invest, through a tax-free reorganization, in Growth, which has the same investment objective, investment adviser and portfolio management team. In this regard, the Trustees also further considered that a liquidation of Focus Growth would potentially result in a taxable event to most, if not all, shareholders. The Trustees also considered that Focus Growth’s current contractual expense limitation expires on March 31, 2017. They noted the Adviser’s assertion that it does not intend to renew Focus Growth’s contractual expense limitation. In light of the Adviser’s stated intention, the Trustees considered that the most appropriate expense comparison between Focus and Growth is on a gross level. Accordingly, they noted that although Focus Growth’s net total annual operating expenses are lower than Growth’s expenses with the current expense limitation in place, Focus Growth’s gross total annual operating expenses are higher than Growth’s gross total annual operating expenses.

For the Long/Short Reorganization, the Trustees noted that the Funds have a substantially similar investment objective and investment strategies, except that Phineus has a more flexible investment strategy, which has the potential to benefit shareholders. The Trustees noted that the Funds charge identical advisory fees. While Long/Short is presently a larger fund, with approximately $38 million in assets under management as of June 30, 2016, compared with $20 million for Phineus as of the same date, the Trustees noted that Phineus’s asset base has expanded since its recent inception, while Long/Short’s assets under management have declined, from approximately $130 million as of October 31, 2014. The Trustees noted that Phineus’s more flexible investment strategy has the potential to benefit Long/Short shareholders.

In addition, the Trustees considered, among other things:

•	the terms and conditions of each Reorganization;

•	the fact that the Reorganizations would not result in the dilution of shareholders’ interests;

•	the fact that the Adviser will bear all of the expenses incurred in connection with each Reorganization. Each Fund will bear its proportionate share of any transaction expenses, which typically include, but are not limited to, trade commissions and related fees;

•	the benefits to shareholders, including from operating efficiencies, which may be achieved from combining the Funds;

•	the fact that total fund operating expenses on a pro-forma basis for Phineus will be subject to a contractual expense limitation through March 31, 2018;

•	the fact that the Acquiring Funds will assume all of the liabilities of the Target Funds;

•	the fact that each Reorganization is expected to be a tax-free transaction for federal income tax purposes; and

•	alternatives available to shareholders of the Target Funds, including the ability to redeem their shares, through a taxable event.

During their consideration of the Reorganizations, the Independent Trustees of the Trust consulted with their independent counsel, as appropriate.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of the Trust, including a majority of the Independent Trustees, concluded that the proposed Reorganizations would be in the best interests of the Target Funds and the interests of the shareholders of the Target Funds will not be diluted as a result of the Reorganizations. Consequently, they approved the Plans and directed that the Plans be submitted to the respective shareholders of the Target Funds for approval.

The Trustees of the Trust have also approved the Plans on behalf of the Acquiring Funds, after concluding that the proposed Reorganization would be in the best interests of the Acquiring Funds and their respective shareholders.

Agreements and Plans of Reorganization

The following summary is qualified in its entirety by reference to the Plans (the forms of which are attached as Exhibit A to this Prospectus/Proxy Statement).

The Plans provide that all of the assets of Focus Growth and Long/Short will be acquired by Growth and Phineus, respectively, in exchange for Class A, Class B, Class C, Class I and Class R shares of Growth in the case of Focus Growth, and Class A, Class C and Class I shares of Phineus in the case of Long/Short, and the assumption by each Acquiring Fund of all of the liabilities of each corresponding Target Fund, on or about October 14, 2016, or such other date as may be agreed upon by the parties (the “Closing Date”). Each Target Fund will prepare a trial balance for the purpose of calculating a final net asset value prior to its Reorganization.

At or prior to the Closing Date, each Target Fund will declare a distribution or distributions that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any prior period to the extent such distribution is eligible to be treated as paid in respect of such prior period.

The number of full and fractional shares of each class of each Acquiring Fund to be received by the shareholders of each Target Fund will be determined by dividing the net assets of a Target Fund by the net asset value of a share of its corresponding Acquiring Fund. These computations will take place as of immediately after the close of business on the New York Stock Exchange (“NYSE”) and after the declaration of any dividends at or prior to the Closing Date (the “Valuation Date”). The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

State Street Bank and Trust Company will compute the value of each Fund’s respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the respective Prospectus and Statement of Additional Information of each Acquiring Fund, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC’s Division of Investment Management.

Immediately after the transfer of their respective assets to the corresponding Acquiring Fund, each Target Fund will liquidate and distribute pro rata to the shareholders as of the close of business on the Closing Date the full and fractional shares of each Acquiring Fund received by each Target Fund.

The liquidation and distribution will be accomplished by the establishment of accounts in the names of each Target Fund’s shareholders on the share records of each Acquiring Fund or its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of each Acquiring Fund due to each corresponding Target Fund’s shareholders. All issued and outstanding shares of each Target Fund will be canceled. The shares of each Acquiring Fund to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, each Target Fund will be terminated as a series of the Trust.

The consummation of the Reorganizations is subject to the conditions set forth in the Plans, including approval by each Target Fund’s shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding approval of each Target Fund’s shareholders, the Plans may be terminated (a) by the mutual agreement of each Target Fund and its corresponding Acquiring Fund; (b) by any Fund if the relevant Reorganization has not occurred on or before [DATE], unless such date is extended by mutual agreement of both a Target Fund and its corresponding Acquiring Fund; or (c) by either party if the other party materially breaches its obligations under the Plans or made a material and intentional misrepresentation in the Plans or in connection with the Plans.

If either Reorganization is not consummated, the Adviser or one of its affiliates will pay the expenses incurred by the relevant Funds in connection with the respective Reorganizations (including the cost of any proxy soliciting agent). In such event, no portion of the expenses will be borne directly or indirectly by any Fund or its shareholders.

If either Target Fund’s shareholders do not approve the respective Reorganizations, the Trustees of the Trust will consider other possible courses of action in the best interests of the Target Funds and their respective shareholders, including liquidation.

Federal Income Tax Consequences

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368 of the Code. As a condition to the closing of each Reorganization, the Funds will receive an opinion from the law firm of Ropes & Gray LLP (which opinion will be subject to certain qualifications) substantially to the effect that, for federal income tax purposes and based upon certain facts, assumptions, and representations, and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, generally for U.S. federal income tax purposes:

1.	The transaction contemplated by the Plan will constitute a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

2.	Under Sections 361 and 357 of the Code, the Target Fund will not recognize gain or loss upon (i) the transfer of all its assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund or (ii) the distribution of Acquiring Fund Shares by the Target Fund to its shareholders in liquidation, except for (A) any gain or loss recognized on (1) “Section 1256 contracts” as defined in Section 1256(b) of the Code or (2) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (B) any other gain or loss required to be recognized by reason of the reorganization (1) as a result of the closing of the tax year of Target Fund, (2) upon the termination of a position, or (3) upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;

3.	Under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon receipt of the assets of the Target Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all liabilities and obligations of the Target Fund;

4.	Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Target Fund transferred to the Acquiring Fund will be the same as the Target Fund’s tax basis of such assets immediately prior to the transfer, adjusted for any gain or loss required to be recognized as described in (2) above;

5.	Under Section 1223(2) of the Code, the Acquiring Fund’s holding periods for the assets it receives from the Target Fund, other than certain assets with respect to which gain or loss is required to be recognized as described in (2) above, will include the periods during which such assets were held or treated for federal income tax purposes as being held by the Target Fund;

6.	Under Section 354 of the Code, the Target Fund’s shareholders will not recognize gain or loss upon the exchange of all of their shares of the Target Fund for Acquiring Fund Shares;

7.	Under Section 358 of the Code, the aggregate tax basis of Acquiring Fund Shares received by a shareholder of the Target Fund will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor;

8.	Under Section 1223(1) of the Code, a Target Fund shareholder’s holding period for Acquiring Fund Shares received will include the shareholder’s holding period for the Target Fund shares exchanged therefor, provided the shareholder held such Target Fund shares as capital assets on the date of the exchange; and

9.	The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganizations are consummated, but either Reorganization does not qualify as a tax-free reorganization under the Code, the Target Fund in such Reorganization would recognize gain or loss on the transfer of its assets to its corresponding Acquiring Fund and each shareholder of such Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund that it received. Shareholders of each Target Fund should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances.

A portion of the portfolio assets of each Acquiring Fund and Target Fund may be sold at any time before or after the Reorganizations in connection with its Reorganization The actual tax effect of any such sales would depend on the difference between the price at which such portfolio assets were sold and the tax basis in such assets of the Fund making the sale. Any capital gains recognized in these sales on a net basis, after reduction by any available capital losses, will be distributed to shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Each Reorganization will end the tax year of the applicable Target Fund, and potentially will accelerate any distributions to shareholders from the Target Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable and will include any undistributed capital gains resulting from portfolio turnover prior to the Reorganization.

Prior to the closing of each Reorganization, the applicable Target Fund will, and the corresponding Acquiring Fund may, declare a distribution to shareholders, which, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization, and may include undistributed income or gains from prior years. These distributions will be taxable to shareholders, and such distributions by the Target Fund will include any distributable, but undistributed, capital gains resulting from portfolio turnover prior to the Reorganization. A Fund’s ability to carry forward capital losses and to use them to offset future gains may be limited as a result of its Reorganization. First, “pre-acquisition losses” of each Target Fund and Acquiring Fund (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of each combined fund to the extent such losses exceed an annual limitation amount. Second, an Acquiring or Target Fund’s pre-acquisition losses cannot be used to offset unrealized gains in the corresponding fund that are “built in” at the time of the Reorganization and that exceed certain thresholds (“non-de minimis built-in gains”) for five tax years. Third, each Target Fund’s loss carryforwards, as limited under the previous two rules, are permitted to offset only that portion of the income of the corresponding Acquiring Fund for the taxable year of the Reorganization that is equal to the portion of such Acquiring Fund’s taxable year that follows the date of the Reorganization (prorated according to number of days). Therefore, in certain circumstances, shareholders of each fund may pay taxes sooner, or pay more taxes, than they would have had the Reorganization not occurred.

In addition, each combined Fund will have tax attributes that reflect a blending of the tax attributes of the applicable Target and Acquiring Fund at the time of their Reorganization (including as affected by the rules described above). Therefore, the shareholders of each Target Fund will in each case receive a proportionate share of any unrealized gains in the combined Fund’s assets, as well as any taxable income or gains realized by the corresponding Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such income or gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Target Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, any pre-acquisition losses of each Target Fund (whether realized or unrealized) remaining after the operation of the limitation rules described above will become available to offset capital gains realized by the applicable combined Fund after the Reorganization and thus may reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to Target Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred.

The realized and unrealized gains and losses of each Fund at the time of its Reorganization, and the occurrence of other Reorganizations involving the same Acquiring Fund, will determine the extent to which the combining Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the applicable combined Fund following each Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier or in greater amounts than would have been the case absent the Reorganization. The effect of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each Fund at the time of its Reorganization and thus cannot be calculated precisely prior to the Reorganization.

Pro Forma Capitalization

The following table sets forth the capitalization of the Funds as of June 30, 2016, and the capitalization of each Acquiring Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data for the Focus Growth Reorganization reflects an exchange ratio of approximately 0.4642 Class A shares, 0.4614 Class B shares, 0.5971 Class C shares, 0.3761 Class I shares and 0.4791 Class R shares of Growth for each Class A, Class B, Class C, Class I and Class R shares, respectively, of Focus Growth. The pro forma data for the Long/Short Reorganization reflects an exchange ratio of approximately 0.9816 Class A shares, 0.9610 Class C shares, 0.9877 Class I shares and 0.9754 Class R shares of Phineus for each Class A, Class C, Class I and Class I shares, respectively, of Long/Short.

Capitalization of Focus Growth, Growth and

Growth (Pro Forma)

As of June 30, 2016

	Focus Growth	Growth	Adjustments	Growth (Pro Forma) After Reorganization

Net Assets (in 000s)
Class A	$12,254	$1,102,796	—	$1,115,050
Class B	$122	8,823	—	$8,945
Class C	$8,802	$588,995	—	$597,797
Class I	$27,949	$321,382	—	$349,331
Class R	$411	$7,157	—	$7,568
Total Net Assets	$49,538	$2,029,153	—	$2,078,691

Net Asset Value Per Share
Class A	$13.73	$29.58		$29.58
Class B	$12.38	$26.83		$26.83
Class C	$12.39	$20.75		$20.75
Class I	$13.98	$37.17		$37.17
Class R	$13.44	$28.05		$28.05
Shares Outstanding (in 000s)
Class A	892	37,284	(480)	37,696
Class B	10	329	(6)	333
Class C	710	28,382	(283)	28,809
Class I	1,999	8,647	(1,248)	9,398
Class R	31	255	(16)	270

Total Shares Outstanding	3,642	74,897	(2,032)	76,507

Capitalization of Long/Short, Phineus and

Phineus (Pro Forma)

As of June 30, 2016

	Long/Short	Phineus	Adjustments	Phineus (Pro Forma) After Reorganization

Net Assets (in 000s)
Class A	$12,179	$2,811	—	$14,990
Class C	$3,897	$599	—	$4,496
Class I	$22,392	$16,301	24	$38,717
Class R	$24	—	(24)	—
Total Net Assets	$38,492	$19,711	—	$58,203
Net Asset Value Per Share
Class A	$9.58	$9.76		$9.76
Class C	$9.37	$9.75		$9.75
Class I	$9.65	$9.77		$9.77
Class R	$9.53	—		—
Shares Outstanding (in 000s)
Class A	1,271	288	(23)	1,536
Class C	416	61	(16)	461
Class I	2,320	1,668	(25)	3,963
Class R	3	—	(3)	—

Total Shares Outstanding	4,010	2,017	(67)	5,960

The tables set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganizations.

Distribution of Shares

Calamos Financial Services LLC (“CFS”), an affiliate of the Adviser, serves as the national distributor of the Funds’ shares. CFS distributes the Funds’ shares either directly or through securities dealers or agents or bank-affiliated securities brokers. Each of Focus Growth and Growth is authorized to issue five share classes: Class A, Class B, Class C, Class I and Class R. Effective on July 31, 2009, Focus

Growth and Growth no longer accept purchases of Class B shares from new or existing investors, except from existing investors through reinvestment of dividends and/or capital gain distributions in Class B shares of the same Fund or by exchange of existing Class B shares held in another Calamos Fund. Long/Short is authorized to issue four classes of shares: Class A, Class C, Class I and Class R. Phineus also currently offers Class A, Class C and Class I shares, but does not offer Class R shares. All Class R shares of Long/Short will be converted into Class I shares prior to the Reorganization. Each class of shares for the Funds has a separate distribution arrangement and bears its own distribution expenses, if any.

Focus Growth Reorganization

Shareholders of Focus Growth owning Class A, Class B, Class C, Class I and Class R shares will receive Class A, Class B, Class C, Class I and Class R shares, respectively, of Growth. Class A shares may pay a sales charge at the time of purchase of up to 4.75% of the offering price. Class A shares are also subject to an ongoing distribution and/or services fees at an annual rate of 0.25% of the Fund’s aggregate average daily net assets attributable to the Class A shares. If a shareholder invests at least $1,000,000 in Class A shares of all Funds within the Calamos Family of Funds without a sales charge, that shareholder may incur a contingent deferred sales charge of 1.00% if sold within two years after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions.

Class B shares are not subject to a front-end sales charge but are subject to a 5.00% contingent deferred sales charge (“CDSC”) if such shares are redeemed within one year of purchase. However, as Class B shares of Focus Growth and Growth are no longer available for purchase for new or existing investors, the impact of any sales charge is impacted accordingly. For purposes of calculating the CDSC that you may pay when you dispose of any Class B shares acquired as a result of the Reorganization, the length of time you hold shares in Growth will be added to the length of time you held shares in Focus Growth. If you acquire Class B shares as a result of the Reorganization, you will not be subject to a CDSC upon subsequent redemption, since Class B shares have not been available for purchase for the past seven years. Class B shares are also subject to an ongoing distribution and/or services fee at an aggregate annual rate of up to 1.00% of the applicable Fund’s aggregate average daily net assets attributable to Class B shares. Class B shares convert to Class A shares after a period of eight years. Class B shares issued to shareholders of Focus Growth in connection with the Reorganization will continue to be subject to the CDSC schedule in place at the time of their original purchase. As noted above, as of July 31, 2009, Class B shares of Focus Growth and Growth are no longer available for purchase for new or existing investors, except from existing investors through reinvestment of dividends and/or capital gain distributions in Class B shares of the same Fund or by exchange of existing Class B shares held in another Calamos Fund.

Class C shares are sold without a front-end sales charge and are subject to a 1.00% CDSC if such shares are redeemed within one year of purchase. For purposes of calculating the CDSC that you may pay when you dispose of any Class C shares acquired as a result of the Reorganization, the length of time you hold shares in Growth will be added to the length of time you held shares in Focus Growth. If you acquire Class C shares as a result of the Reorganization, you will continue to be subject to a CDSC upon subsequent redemption to the same extent as if you had continued to hold your shares of Focus Growth. Class C shares are also subject to an ongoing distribution and/or services fee at an aggregate annual rate of up to 1.00% of the applicable Fund’s aggregate average daily net assets attributable to Class C shares. Class C shares do not convert to any other class of shares. Class C shares issued to shareholders of Focus Growth in connection with the Reorganization will continue to be subject to the CDSC schedule in place at the time of their original purchase.

Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the Adviser and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares.

Class R shares are available only to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, and plans described in Section 401(k), 403(b) and 457 of the Code, where the employer, administrator, sponsor or related person has entered into an agreement with the Fund’s Transfer Agent to make Class R shares available to plan participants where plan level or omnibus accounts are held on the books of the fund. Class R shares are not available to traditional or Roth Individual Retirement Accounts (“IRAs”), Coverdell Savings Accounts, Keoghs, Simplified Employee Pensions (“SEPs”), Salary Reduction Simplified Employee Pension Plans (“SARSEPs”), or Simple IRAs and are not available through retail, advisory fee-based wrap platforms. Individual shareholders who purchase Class R shares through retirement platforms or other intermediaries are not eligible to hold Class R shares outside of their respective plan or intermediary platform. Class R shares are subject to an ongoing distribution and/or services fee at an aggregate annual rate of up to 0.50% of the applicable Fund’s aggregate average daily net assets attributable to Class R shares.

In connection with the Reorganization, no sales charges are imposed. More detailed descriptions of the Class A, Class B, Class C, Class I and Class R shares and the distribution arrangements applicable to these classes of shares are contained in the Prospectuses and Statement of Additional Information relating to Growth.

Long/Short Reorganization

Shareholders of Long/Short owning Class A, Class C and Class I shares will receive Class A, Class C and Class I shares, respectively, of Phineus. All Class R shares of Long/Short will be exchanged for Class I shares of Phineus in connection with the Reorganization. Class A shares may pay a sales charge at the time of purchase of up to 4.75% of the offering price. Class A Shares are also subject to an ongoing distribution and/or services fees at an annual rate of 0.25% of the Fund’s aggregate average daily net assets attributable to the Class A shares. If a shareholder invests at least $1,000,000 in Class A shares of all Funds within the Calamos Family of Funds without a sales charge, that shareholder may incur a contingent deferred sales charge of 1.00% if sold within two years after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions.

Class C shares are sold without a front-end sales charge and are subject to a 1.00% CDSC if such shares are redeemed within one year of purchase. For purposes of calculating the CDSC that you may pay when you dispose of any Class C shares acquired as a result of the Reorganization, the length of time you hold shares in Phineus will be added to the length of time you held shares in Long/Short. If you acquire Class C shares as a result of the Reorganization, you will continue to be subject to a CDSC upon subsequent redemption to the same extent as if you had continued to hold your shares of Long/Short. Class C shares are also subject to an ongoing distribution and/or services fee at an aggregate annual rate of up to 1.00% of the applicable Fund’s aggregate average daily net assets attributable to Class C shares. Class C shares do not convert to any other class of shares. Class C shares issued to shareholders of Long/Short in connection with the Reorganization will continue to be subject to the CDSC schedule in place at the time of their original purchase.

Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the Adviser and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares.

Class R Shares are available only to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, and plans described in Section 401(k), 403(b) and 457 of the Code, where the employer, administrator, sponsor or related person has entered into an agreement with the Fund’s Transfer Agent to make Class R shares available to plan participants where plan level or omnibus accounts are held on the books of the fund. Class R shares are not available to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, or Simple IRAs and are not available through retail, advisory fee-based wrap platforms. Individual shareholders who purchase Class R shares through retirement platforms or other intermediaries are not eligible to hold Class R shares outside of their respective plan or intermediary platform. Class R shares are subject to an ongoing distribution and/or services fee at an aggregate annual rate of up to 0.50% of the applicable Fund’s aggregate average daily net assets attributable to Class R shares. As noted above, Class R shares of Long/Short will be exchanged for Class I shares of Phineus in connection with the Reorganization.

In connection with the Reorganization, no sales charges are imposed. More detailed descriptions of the Class A, Class C and Class I shares and the distribution arrangements applicable to these classes of shares are contained in the Prospectuses and Statement of Additional Information relating to Phineus.

Purchase and Redemption Procedures

Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. For information about minimum purchase requirements, see “What is the minimum amount I can invest in the Funds?” in the “Fund Facts” sections of the Funds’ Prospectuses. Each Fund, subject to certain restrictions, provides for telephone or mail redemption of shares at net asset value, less any applicable CDSC, as next determined after receipt of a redemption order on each day the NYSE is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund’s net asset value is determined, is contained in the Funds’ Prospectuses. All investments are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

The Funds currently offer shareholders identical exchange privileges. Shareholders of each Fund may exchange their shares for shares of a corresponding class of shares of other Funds in the Calamos Family of Funds.

On exchanges with corresponding classes of shares that carry a contingent deferred sales charge, the contingent deferred sales charge schedule of the original shares purchased continues to apply. Additional information concerning the Funds’ exchange privileges is contained in the Funds’ Prospectuses.

Dividend Policy

Each Fund distributes net investment income annually. Each Fund also distributes net realized capital gains, if any, at least annually.

All dividends and distributions of the Funds are paid in additional shares of the respective Fund unless a shareholder has elected to receive distributions in cash. See the Funds’ Prospectuses for further information concerning dividends and distributions.

Each Fund has qualified, and intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.

COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

Form of Organization

The Funds are each organized as a separate series of the Trust, an open-end management investment company registered with the SEC under the 1940 Act and organized as a Massachusetts business trust. The Trust is governed by its Declaration of Trust and By-Laws, Board of Trustees, Massachusetts law, as applicable, and federal law. The Trust is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of the Trust currently consist of Focus Growth, Growth, Long/Short, Phineus and 16 other mutual funds of various asset classes.

Capitalization

The beneficial interests in the Trust are represented by an unlimited number of transferable shares of beneficial interest, no par value, of one or more series. The Fourth Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) of the Trust dated May 15, 2012 permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

Shares of each of Focus Growth and Growth are offered in five classes (Class A, Class B, Class C, Class I and Class R). Shares of Long/Short are offered in four classes (Class A, Class C, Class I and Class R) while Long/Short offers Class A, Class C and Class I but not Class R shares. Shares of the classes of each Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions that affect only their particular Fund. Shareholders of each Fund vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans that affect only their particular class.

Shareholder Liability

As a Massachusetts business trust, the Trust’s operations are governed by the Declaration of Trust dated May 15, 2012, as amended. A copy of the Trust’s Certificate of Trust, as amended, is on file with the Office of the Secretary of the Commonwealth of Massachusetts. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust’s Declaration of Trust, as amended. Generally,

Massachusetts business trust shareholders are not personally liable for obligations of the Massachusetts business trust under Massachusetts law. The Declaration of Trust expressly provides that the Trust has been organized under the Massachusetts Act and that the Declaration of Trust is to be governed by Massachusetts law. It is nevertheless possible that a Massachusetts business trust, such as the Trust, might become a party to an action in another state whose courts refused to apply Massachusetts law, in which case the Trust’s shareholders could be subject to personal liability. To guard against this risk, the Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any series of the Trust and (iii) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Massachusetts law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of Massachusetts law, the nature of the Trust’s business and the nature of its assets, the risk of personal liability to a Fund shareholder is remote.

Shareholder Meetings and Voting Rights

The Trust, on behalf of each Fund, is not required to and does not hold annual meetings to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. The Board is required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. There shall be no cumulative voting in the election of Trustees. Trustees are elected by plurality vote at a meeting at which quorum is present. As determined by the Trustees, shareholders are entitled to one vote for each whole or fractional share outstanding in such shareholder’s name on the books of the Trust irrespective of the series thereof or class thereof.

Except when a larger quorum is required by applicable law or the applicable governing documents, majority of the shares entitled to vote constitutes a quorum for consideration of a matter at a shareholders’ meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

Shareholders of all Funds vote on the election of Trustees. On matters affecting an individual Fund (such as approval of an investment advisory agreement or a change in fundamental investment policies) and also on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that Fund or class is required. The Board will call a meeting of shareholders of a Fund when at least 10% of the outstanding shares of that Fund so request in writing. If the Board fails to call a meeting after being so notified, the shareholders holding at least 10% of the shares then outstanding may call the meeting. The Board will assist the shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the 1940 Act.

Liquidation

In the event of the liquidation of the Trust, either Fund, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust, the Fund or attributable to the class over the liabilities of the Trust, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of such Fund or class of the Fund held by them on the date of distribution.

Liability and Indemnification of Trustees

The Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust and By-Laws of the Trust, and Massachusetts and federal law, as applicable, and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Massachusetts and federal law, as applicable, directly for more complete information.

INFORMATION CONCERNING THE MEETING AND VOTING REQUIREMENTS

This Prospectus/Proxy Statement is being sent to shareholders of each Target Fund in connection with a solicitation of proxies by the Trustees of the Trust, to be used at the Special Meeting of Shareholders (the “Meeting”) to be held on October 11, 2016 at 12:00 p.m., Central time, at the offices of Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563 and at any adjournment(s) thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of each Target Fund on or about August 25, 2016.

The Board has fixed the close of business on August 17, 2016 as the record date (the “Record Date”) for determining the shareholders of each Target Fund entitled to receive notice of the Meeting and to vote, and for determining the number of shares for which voting instructions may be given, with respect to the Meeting or any adjournment thereof.

In voting for the Plan, each shareholder is entitled to one vote for each share owned by such shareholder and each fractional share is entitled to a proportionate fractional vote.

Proxies may be revoked by mailing a notice of revocation to the Secretary of the Trust at the address set forth on the cover page of this Prospectus/Proxy Statement, by executing a superseding proxy by telephone or through the Internet or by attending the Meeting in person and voting your shares. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement, vote through the Internet or by telephone, or attend in person. Guidelines on voting by mail, by telephone, through the Internet or in person at the Meeting appear on the enclosed proxy card.

If the enclosed proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named thereon will vote the interests represented by the proxy card in accordance with the instructions marked on the returned proxy card. Proxy cards that are properly executed and returned but are not marked with voting instructions will be voted FOR the Plan and FOR any other matters deemed appropriate.

A majority of the outstanding voting shares of the respective Target Fund must be present in person or by proxy to constitute a quorum for the Meeting. Approval of the Plan will require approval as mandated under the 1940 Act, which is the lesser of: approval by 67% or more of the votes present at the meeting if the holders of more than 50% of the outstanding votes are present; or, approval by more than 50% of the outstanding voting securities.

The inspectors of election will treat abstentions and “broker non-votes” (i.e., shares held by brokers or nominees, typically in “street name”, as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) of shares represented at the Meeting as present for purposes of determining a quorum. In addition, under the rules of the NYSE, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may “affect substantially” a shareholder’s rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power. As a result, these shares also will be treated as broker non-votes for purposes of proposals that may “affect substantially” a shareholder’s rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Meeting). Abstentions and broker non-votes have the effect of shares voted against the Plan.

In addition to the proxy solicitation by mail, representatives of the Trust may solicit proxies by mail, telephone, facsimile, Internet or personal contact. Okapi Partners LLC has been engaged to assist in the distribution and tabulation of proxies and to assist in the solicitation of proxies. The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid by the Adviser. The anticipated cost of this proxy solicitation is approximately $298,000, plus expenses.

If shareholders of either Target Fund do not vote to approve the Plan, the Trustees of the Trust will consider other possible courses of action in the best interests of the affected Target Fund and its shareholders, including liquidation. If sufficient votes to approve the Plan are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of voting instructions. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

A shareholder of a Target Fund who objects to the proposed Reorganization as set forth in the Plan will not be entitled under either Massachusetts law or the Declaration of Trust of the Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganizations as proposed are not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. In addition, if the Reorganizations are consummated, shareholders will be free to redeem the shares of the Acquiring Fund that they receive in the transaction at their then-current net asset value. Shares of each Target Fund may be redeemed at any time prior to the Reorganization. Shareholders of a Target Fund may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

The votes of the shareholders of Growth or Phineus are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

Shareholder Information

Focus Growth Reorganization

The shareholders of a Target Fund at the close of business on the Record Date will be entitled to be present and vote at the Meeting with respect to shares of the Target Fund owned as of the Record Date. As of the Record Date, the total number of shares of each Target Fund outstanding was as follows:

Focus Growth	Number of Shares
Class A	[	]
Class B	[	]
Class C	[	]
Class I	[	]
Class R	[	]

Total	[	]

As of the Record Date, the officers and Trustees of the Trust, as a group, owned beneficially or of record [less than 1%] of the outstanding shares of Focus Growth.

As of the Record Date, the officers and Trustees of the Trust, as a group, owned beneficially or of record [less than 1%] of the outstanding shares of Growth.

Long/Short Reorganization

Long/Short	Number of Shares
Class A	[	]
Class C	[	]
Class I	[	]
Class R	[	]

Total	[	]

As of the Record Date, the officers and Trustees of the Trust, as a group, owned beneficially or of record [less than 1%] of the outstanding shares of Long/Short.

As of the Record Date, the officers and Trustees of the Trust, as a group, owned beneficially or of record [less than 1%] of the outstanding shares of Phineus.

Control Persons and Principal Holders of Securities

As of the Record Date, the beneficial owners or record owners of more than 5% of the shares of each Fund were as follows:

Focus Growth

Name and Address	Class		No. of Shares		% of Class of Shares of Portfolio Before Reorganization		% of Class of Shares of Portfolio After Reorganization
[ ]	[	]	[	]	[	]	[	]
[ ]	[	]	[	]	[	]	[	]

Growth

Name and Address	Class		No. of Shares		% of Class of Shares of Portfolio Before Reorganization		% of Class of Shares of Portfolio After Reorganization
[ ]	[	]	[	]	[	]	[	]
[ ]	[	]	[	]	[	]	[	]

Long/Short

Name and Address	Class		No. of Shares		% of Class of Shares of Portfolio Before Reorganization		% of Class of Shares of Portfolio After Reorganization
[ ]	[	]	[	]	[	]	[	]
[ ]	[	]	[	]	[	]	[	]

Phineus

Name and Address	Class		No. of Shares		% of Class of Shares of Portfolio Before Reorganization		% of Class of Shares of Portfolio After Reorganization
[ ]	[	]	[	]	[	]	[	]
[ ]	[	]	[	]	[	]	[	]

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of the Trust relating to each Target Fund and Growth, for the year ended October 31, 2015, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of Deloitte & Touche LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. No Annual Report of the Trust relating to Phineus has been incorporated, as Phineus has not yet completed a full fiscal year as a registered investment company.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of each Acquiring Fund will be passed upon by Ropes & Gray LLP, counsel to the Trust.

ADDITIONAL INFORMATION

The Trust is subject to the informational requirements of the 1934 Act and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604 and the SEC’s New York Regional office located at 3 World Financial Center, Suite 400, New York, New York 10281. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

OTHER BUSINESS

The Trustees of the Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

THE BOARD RECOMMENDS APPROVAL OF THE PLAN AND ANY UNMARKED PROXY CARDS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

July 26, 2016

Exhibit A

Form of Agreement and Plan of Reorganization

FORM OF AGREEMENT AND PLAN OF REORGANIZATION BY AND BETWEEN CALAMOS FOCUS GROWTH FUND AND CALAMOS GROWTH FUND

This Agreement and Plan of Reorganization (the “AGREEMENT”) is made as of [            ], 2016 by and between Calamos Focus Growth Fund (the “TARGET FUND”) and Calamos Growth Fund (the “ACQUIRING FUND” and, together with the Target Fund, the “FUNDS”), each a series of Calamos Investment Trust, a Massachusetts voluntary association (commonly known as a business trust) (“CIT”). Calamos Advisors LLC, an Illinois limited liability company (“CALAMOS”), is a party to this Agreement solely for purposes of Sections 4.3 and 7.2. All agreements, representations, actions and obligations described herein made or to be taken or undertaken by the Funds are made and shall be taken or undertaken by CIT on behalf of the Funds.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “CODE”), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange solely for shares of beneficial interest of the corresponding class of the Acquiring Fund (the “ACQUIRING FUND SHARES”) and the assumption by the Acquiring Fund of the liabilities of the Target Fund specified in Section 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Target Fund in redemption of all outstanding shares of beneficial interest of the Target Fund (the “TARGET FUND SHARES”) and in complete liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “REORGANIZATION”).

The Trustees of CIT (the “TRUSTEES”) have determined, with respect to the Target Fund, that (1) participation in the Reorganization is in the best interests of the Target Fund and the holders of beneficial interest in the Target Fund (the “TARGET FUND SHAREHOLDERS”), and (2) the interests of the existing holders of beneficial interest of the Target Fund would not be diluted as a result of the Reorganization. The Board of Trustees of CIT, including a majority of the Trustees of CIT who are not “interested persons” (within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 ACT”)) of CIT, has determined, with respect to the Acquiring Fund, that (1) participation in the Reorganization is in the best interests of the Acquiring Fund and its shareholders, if any, and (2) the interests of the existing shareholders of the Acquiring Fund, if any, would not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

THE REORGANIZATION AND FUND TRANSACTIONS

1.1. The Reorganization. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in Section 3.1), the Target Fund agrees to transfer the Assets (as defined in Section 1.2) to the Acquiring Fund, and the Acquiring Fund agrees to assume the Liabilities (as defined in Section 1.3) of the Target Fund. In consideration of the foregoing, at the Effective Time, the Acquiring Fund agrees to deliver to the Target Fund full and fractional Acquiring Fund Shares, computed in the manner set forth in Section 2.3 herein. The number of Acquiring Fund Shares to be delivered shall be determined as set forth in Section 2.3.

1.2. Assets of the Target Fund. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash (other than cash that has been reserved to pay the Target Fund’s accrued liabilities), cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, any deferred or prepaid expenses shown as an asset on the books of the Target Fund at the Valuation Time (as defined in Section 2.5) and any other property owned by the Target Fund at the Valuation Time (collectively, the “ASSETS”).

1.3. Liabilities of the Target Fund. The Target Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations, other than any accrued liabilities for which cash has been reserved, prior to the Effective Time, consistent with its obligation to continue to pursue its investment objective and strategies in accordance with its then-current prospectus and statement of additional information. The Acquiring Fund will assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Effective Time (as defined in Section 3.1) (collectively, the “LIABILITIES”).

1.4. Distribution of Acquiring Fund Shares. At the Effective Time (as defined in Section 3.1), or as soon thereafter as is reasonably practicable, the Target Fund will distribute the Acquiring Fund Shares received by the Target Fund pursuant to Section 1.1 to the Target Fund Shareholders in accordance with the procedures determined as of the Effective Time in complete liquidation of the Target Fund. Such distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the records of the Acquiring Fund in the names of the Target Fund Shareholders. The aggregate net asset value of the Acquiring Fund Shares to be so credited to Target Fund Shareholders shall be equal to the net asset value of the Target Fund (as determined below) at the Effective Time, and the net asset value of the Acquiring Fund Shares to be so credited to each Target Fund Shareholder shall be its share of those Acquiring Fund Shares as determined in accordance with the Fourth Amended and Restated Declaration of Trust, as amended (the “DECLARATION OF TRUST”) and By-Laws of CIT. All issued and outstanding Target Fund Shares will simultaneously be redeemed and canceled on the books of the Target Fund in a manner determined in accordance with the Declaration of Trust and By-Laws of CIT. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5. Recorded Ownership of Acquiring Fund Shares. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (“TRANSFER AGENT”).

1.6. Filing Responsibilities of Target Fund. Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “COMMISSION”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund. Following the liquidation and dissolution of the Target Fund, the Target Fund’s agents or the Acquired Fund will prepare and file tax returns of the Target Fund on behalf of the Target Fund.

ARTICLE II

VALUATION

2.1. Valuation of Assets. The value of the net assets of the Target Fund shall be the value of its assets, less its liabilities, computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day immediately preceding the Closing Date (as defined in Section 3.1) (such time and date being hereinafter called the “VALUATION TIME”), using the valuation procedures of CIT adopted by the Board or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2. Valuation of Shares. The net asset value per share per class of Acquiring Fund Shares shall be the net asset value per share for such class computed as of the Valuation Time, using the valuation procedures set forth in Section 2.1.

2.3. Calculation of Number of Acquiring Fund Shares. The number of shares of the Acquiring Fund to be issued (including fractional shares to the third decimal place, if any) in connection with the Reorganization shall be determined with respect to each class by dividing the value of the assets net of liabilities with respect to each class of shares of the Target Fund determined in accordance with Section 2.1 by the net asset value of an Acquiring Fund share of the corresponding class determined in accordance with Section 2.2.

2.4. Determination of Value. All computations of value hereunder shall be made in accordance with the requirements of the 1940 Act, and shall be subject to confirmation by each Fund’s respective independent registered public accounting firm upon reasonable request of the other Fund. The Target Fund and the Acquiring Fund agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences for prices of portfolio securities of the Target Fund which may arise from use of the valuation procedures of the Acquiring Fund.

2.5. Postponement of Valuation Time. In the event that at the Valuation Time the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Target Fund (each, an “EXCHANGE”) shall be closed to trading or trading thereupon shall be restricted, or trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of CIT, accurate appraisal of the value of the net assets of the Target Fund or the Acquiring Fund, respectively, is impracticable, the Valuation Time shall be postponed until the second business day after the day when trading shall have been fully resumed and reporting shall have been restored.

ARTICLE III

CLOSING

3.1. Closing. The Reorganization, together with related acts necessary to consummate the same (the “CLOSING”), shall occur at 8:00 a.m. Central Time on or about October 14, 2016 or at such other place and/or on such other date as to which the parties may agree (the “CLOSING DATE”). All acts taking place at the Closing shall be deemed to take place immediately prior to the opening of business on the Closing Date unless otherwise provided herein (the “EFFECTIVE TIME”).

3.2. Transfer and Delivery of Assets. CIT, on behalf of the Target Fund, shall deliver, at the Closing, a certificate stating that (i) the Assets were delivered in proper form to the Acquiring Fund at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by CIT, on behalf of the Target Fund, to State Street Bank and Trust Company (the “CUSTODIAN”), as custodian for the Acquiring Fund. Such presentation shall be made for examination no later than five (5) business days preceding the Effective Time, and shall be transferred and delivered by the Target Fund as of the Effective Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. CIT, on behalf of the Target Fund, shall cause the Transfer Agent to deliver to the Custodian, as of the Effective Time by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Target Fund’s Assets are deposited, the Target Fund’s Assets deposited with such depositories. The cash to be transferred by the Target Fund shall be delivered by wire transfer of Federal funds at the Effective Time.

3.3. Share Records. CIT, on behalf of the Target Fund, shall deliver at the Closing a certificate stating that its records contain the names and addresses of the Target Fund Shareholders and the number and percentage ownership of outstanding Target Fund Shares owned by each such Target Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Target Fund, prior to the Effective Time a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Target Fund at the Effective Time, or provide other evidence satisfactory to the Target Fund as of the Effective Time that such Acquiring Fund Shares have been credited to the Target Fund’s accounts on the books of the Acquiring Fund.

3.4. Statement of Assets and Liabilities. The Target Fund will prepare and deliver to the Acquiring Fund on the second business day prior to the Closing Date an estimated preliminary statement of assets and liabilities of the Target Fund as of such date for review and agreement by the Funds to determine that the Assets and Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing (or as soon as practicable thereafter with respect to clause (ii)): (i) an updated statement of assets and liabilities of the Target Fund; and (ii) a list of the Target Fund’s portfolio assets showing the tax basis of each of the Target Fund’s assets by lot and the holding periods of such assets, each of (i) and (ii) as of the Valuation Time, and certified by CIT.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1. Representations and Warranties of the Target Fund. Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by the Target Fund, CIT, on behalf of the Target Fund, represents and warrants to the Acquiring Fund, as follows:

(a) The Target Fund is a duly established series of CIT, which is a voluntary association duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

(b) At the Effective Time, CIT is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated herein.

(d) The current prospectus and statement of additional information of the Target Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) At the Effective Time, the Target Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, CIT, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof other than such restrictions as might arise under the 1933 Act.

(f) The Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Target Fund will not result, in (i) a violation of Massachusetts law or a material violation of its Declaration of Trust or By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund is a party or by which it is bound.

(g) All material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts and other similar instruments) will terminate without liability or obligation to the Target Fund on or prior to the Effective Time.

(h) Except as otherwise disclosed to and accepted by the Acquiring Fund, in writing, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Target Fund, threatened as to the Target Fund or any of its properties or assets or any person whom the Target Fund may be obligated to directly or indirectly indemnify in connection with such litigation, proceedings or investigation. Neither CIT nor the Target Fund knows of any facts that might form the basis for the institution of such proceedings. The Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Target Fund at October 31, 2015 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm (the “AUDITOR”), and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

(j) Since October 31, 2015, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this Subsection (j), a decline in net asset value per Target Fund Share due to declines in market values of securities held by the Target Fund, the discharge of the Target Fund’s liabilities, or the redemption of the Target Fund’s shares by Target Fund Shareholders shall not constitute a material adverse change.

(k) At the Effective Time, all Federal and other tax returns and other tax-related reports of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports, if any, shall have been paid or provision shall have been made for the payment thereof and no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification, as a regulated investment company and has been (or will be) eligible to compute and has computed (or will compute) its Federal income tax under Section 852 of the Code.

(m) All of the issued and outstanding Target Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of CIT, on behalf of the Target Fund, as provided in Section 3.3. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares.

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of CIT, on behalf of the Target Fund, and, subject to the consent of the Target Fund Shareholders to the transactions contemplated by this Agreement, this Agreement will constitute a valid and binding obligation of the Target Fund enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Target Fund for use in registration statements and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Commission and Financial Industry Regulatory Authority (“FINRA”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

(p) All materials used in connection with obtaining the consent of Target Fund Shareholders to the transactions contemplated by this Agreement will, through and at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties of this Subsection (o) shall not apply to statements in or omissions from such materials made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

4.2. Representations and Warranties of the Acquiring Fund. Except as has been fully disclosed to the Target Fund in a written instrument executed by an officer of CIT, CIT, on behalf of the Acquiring Fund, represents and warrants to the Target Fund as follows:

(a) The Acquiring Fund is a duly established series of CIT, which is a voluntary association duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

(b) At the Effective Time, CIT is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by CIT on behalf of the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 ACT”), and the 1940 Act and such as may be required under state securities laws.

(d) The current prospectus and statement of additional information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) At the Effective Time, CIT, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund’s assets, if any, free of any liens or other encumbrances.

(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement by CIT, on behalf of the Acquiring Fund, will not result, in (i) a violation of Massachusetts law or a material violation of CIT’s Declaration of Trust and By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which CIT, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which CIT, on behalf of the Acquiring Fund, is a party or by which it is bound.

(g) Except as otherwise disclosed to and accepted by the Target Fund, in writing, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Acquiring Fund, threatened as to the Acquiring Fund or any of its properties or assets or any person whom the Acquiring Fund may be obligated to directly or indirectly indemnify in connection with such litigation, proceedings or investigation. Neither CIT nor the Acquiring Fund knows of any facts that might form the basis for the institution of such proceedings. The Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(h) At the Effective Time, all Federal and other tax returns and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and no such return is currently under audit and no assessment has been asserted with respect to such returns.

(i) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code.

(j) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of CIT, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(k) The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued shares of the Acquiring Fund, and will be fully paid and non-assessable.

(l) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Commission and FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto.

(m) From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Target Fund shareholders and on the Closing Date, any written information furnished by CIT with respect to the Acquiring Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

4.3. Representation and Warranty of Calamos. Calamos represents and warrants to CIT, on behalf of each of the Target Fund and the Acquiring Fund, that the execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of Calamos, and this Agreement will constitute a valid and binding obligation of Calamos, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

ARTICLE V

COVENANTS AND AGREEMENTS

5.1. Conduct of Business. The Acquiring Fund and the Target Fund each will operate its business in the ordinary course consistent with past practice between the date hereof and the Effective Time, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. Approval of Target Fund Shareholders. The Target Fund will seek the approval of the Target Fund Shareholders to the transactions contemplated by this Agreement in accordance with its Declaration of Trust and By-Laws of CIT and take all other action necessary to obtain approval of the transactions contemplated herein.

5.3. No Distribution of Acquiring Fund Shares. The Target Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4. Information. The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund Shares.

5.5. Other Necessary Action. Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6. Assistance in Obtaining Target Fund Shareholder Approval. The Acquiring Fund will provide the Target Fund with information regarding the Acquiring Fund, reasonably necessary for the preparation of such materials as CIT deems necessary to obtain the consent of Target Fund Shareholders to the transactions contemplated by this Agreement.

5.7. Preparation of Registration Statement and Proxy Materials. CIT will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to the Target Fund Shareholders (the “REGISTRATION STATEMENT”). The Registration Statement shall include a proxy statement of the Target Fund and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the proxy statement and related materials (the “PROXY MATERIAL”), for inclusion therein, in connection with the meeting of the Target Fund’s shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8. Liquidating Distribution. As soon as is reasonably practicable after the Closing, the Target Fund will make a liquidating distribution to the Target Fund Shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.9. Best Efforts. The Acquiring Fund and the Target Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.

5.10. Other Instruments. The Target Fund and CIT, on behalf of the Acquiring Fund, each covenants that it will, from time to time, as and when reasonably requested by the other party, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (a) the Target Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) CIT’s, on behalf of the Acquiring Fund, title to and possession of all of the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.11. Regulatory Approvals. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Effective Time.

5.12. Tax Status of Reorganization. The intention of the parties is that the Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the Target

Fund, the Acquiring Fund or CIT shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return), that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing, the Target Fund, the Acquiring Fund and CIT will take such action, or cause such action to be taken, as is reasonably necessary to enable counsel to render the tax opinion contemplated herein in Section 6.3(e).

ARTICLE VI

CONDITIONS PRECEDENT

6.1. Conditions Precedent to Obligations of the Target Fund. The obligations of the Target Fund to consummate the transactions provided for herein shall be subject to the following conditions:

(a) All representations and warranties of CIT, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b) CIT, on behalf of the Acquiring Fund, shall have delivered to the Target Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Target Fund, and dated as of the Effective Time, to the effect that the representations and warranties of CIT, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Target Fund shall reasonably request.

(c) CIT, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by CIT, on behalf of the Acquiring Fund, on or before the Effective Time.

(d) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 2.3.

(e) CIT, on behalf of the Acquiring Fund, shall have executed and delivered an assumption of the Liabilities and all such other agreements and instruments as the Target Fund may reasonably deem necessary or desirable in order to vest in and confirm (i) the Target Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (ii) CIT’s assumption of all of the Liabilities, and to otherwise carry out the intent and purpose of this Agreement.

(f) The Target Fund shall have received on the Closing Date the opinion of Ropes & Gray LLP, counsel to CIT, and dated as of the Closing Date, covering the following points, which opinion shall be based on assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein and such representations as such counsel may reasonably request:

(1) CIT is a voluntary association duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and the Acquiring Fund is a duly established and designated series of CIT, and CIT has the trust power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

(2) The Agreement has been duly authorized by CIT, on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery of the Agreement by the Target Fund and Calamos, is a valid and binding obligation of CIT on behalf of the Acquiring Fund enforceable against CIT in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;

(3) The Acquiring Fund Shares to be issued to Target Fund Shareholders as provided by this Agreement are duly authorized, upon such delivery will be validly issued and outstanding, and will be fully paid and non-assessable by CIT and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

(4) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of CIT’s Declaration of Trust or By-Laws;

(5) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required to be obtained by CIT in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; and

(6) CIT is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including those of the Acquiring Fund, under the 1940 Act, and to such counsel’s knowledge, its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

6.2. Conditions Precedent to Obligations of the Acquiring Fund. The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject to the following conditions:

(a) All representations and warranties of the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b) The Target Fund shall have delivered to the Acquiring Fund a statement of assets and liabilities of the Target Fund two business days prior to the Closing Date, as referenced in Section 3.5 of this Agreement, together with a list of the Target Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, certified by CIT. The Target Fund will deliver at the Closing: (i) an updated statement of assets and liabilities of the Target Fund; and (ii) a list of the Target Fund’s portfolio assets showing the tax basis of each of its assets by lot and the holding periods of such assets, each of (i) and (ii) as of the Valuation Time, and certified by CIT.

(c) The Target Fund shall have delivered to the Acquiring Fund a certificate executed in the name of the Target Fund, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Effective Time, to the effect that the representations and warranties of the Target Fund made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as CIT shall reasonably request.

(d) The Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Fund on or before the Effective Time.

(e) On or prior to the Closing Date, the Target Fund shall have declared a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing, in distributions qualifying for the dividends-paid deduction , all of its investment company taxable income (computed without regard to any deduction for dividends paid), all of its net tax-exempt income, if any, and all of its net capital gains, if any, in each case for the short taxable year ending on the Closing Date and any prior taxable year in respect of which the Target Fund is eligible to declare and pay a spillback dividend under Section 855 of the Code.

(f) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 2.3.

(g) The Acquiring Fund shall have received on the Closing Date the opinion of Ropes & Gray LLP, counsel to CIT, and dated as of the Closing Date, covering the following points, which opinion shall be based on assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein and such representations as such counsel may reasonably request:

(1) The Target Fund is a duly established series of CIT, which is a voluntary association duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted;

(2) The Agreement has been duly authorized by the Target Fund, and, assuming due authorization, execution and delivery of the Agreement by CIT and Calamos, is a valid and binding obligation of the Target Fund, enforceable against the Target Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, marshaling or other laws and rules of law affecting the enforcement generally of creditors’ rights and remedies, including, without limitation, fraudulent conveyance and fraudulent transfer laws;

(3) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of the Declaration of Trust and By-Laws of CIT; and

(4) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Massachusetts is required to be obtained by the Target Fund in order to effect the transfer of the Assets for Acquiring Fund Shares and the assumption by CIT of the Liabilities pursuant to this Agreement.

6.3. Other Conditions Precedent. If any of the conditions set forth in this Section 6.3 have not been satisfied (or waived) on or before the Effective Time, the Target Fund or CIT, on behalf of the Acquiring Fund, shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a) The Agreement and the transactions contemplated herein shall have been consented to by CIT in accordance with applicable provisions of the Declaration of Trust and By-Laws of CIT and applicable Massachusetts law, and evidence of such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, the Target Fund and CIT, on behalf of the Acquiring Fund, may not waive the conditions set forth in this Section 6.3(a).

(b) At the Effective Time, no action, suit or other proceeding shall be pending or, to the knowledge of the Target Fund, the Acquiring Fund or CIT, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(c) All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Target Fund, the Acquiring Fund and CIT to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Target Fund or the Acquiring Fund, provided that either party hereto may for itself waive any of such conditions.

(d) The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(e) CIT shall have received an opinion of Ropes & Gray LLP (which opinion will be subject to certain qualifications) addressed to the Acquiring Fund and Target Fund as to federal income tax matters substantially to the effect that, based on the facts, representations, assumptions stated therein and in certificates provided by CIT on behalf of each Fund and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, and further conditioned on consummation of the Reorganization in accordance with this Agreement, for Federal income tax purposes:

(1) The transaction contemplated by this Agreement will constitute a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(2) Under Sections 361 and 357 of the Code, the Target Fund will not recognize gain or loss upon (i) the transfer of all its assets to the Acquiring Fund in exchange for Acquisition Shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund or (ii) the distribution of the Acquisition Shares by the Target Fund to its shareholders in liquidation, except for (A) any gain or loss recognized on (1) “Section 1256 contracts” as defined in Section 1256(b) of the Code or (2) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (B) any other gain or loss required to be recognized by reason of the reorganization (1) as a result of the closing of the tax year of Target Fund, (2) upon the termination of a position, or (3) upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;

(3) Under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon receipt of the assets of the Target Fund in exchange for the Acquisition Shares and the assumption by the Acquiring Fund of all liabilities and obligations of the Target Fund;

(4) Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Target Fund transferred to the Acquiring Fund will be the same as the Target Fund’s tax basis of such assets immediately prior to the transfer, adjusted for any gain or loss required to be recognized as described in (b) above;

(5) Under Section 1223(2) of the Code, the Acquiring Fund’s holding periods for the assets it receives from the Target Fund, other than certain assets with respect to which gain or loss is required to be recognized as described in (b) above, will include the periods during which such assets were held or treated for federal income tax purposes as being held by the Target Fund;

(6) Under Section 354 of the Code, the Target Fund’s shareholders will not recognize gain or loss upon the exchange of all of their shares of the Target Fund for the Acquisition Shares;

(7) Under Section 358 of the Code, the aggregate tax basis of Acquisition Shares received by a shareholder of the Target Fund will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor;

(8) Under Section 1223(1) of the Code, a Target Fund shareholder’s holding period for the Acquisition Shares received will include the shareholder’s holding period for the Target Fund shares exchanged therefor, provided the shareholder held such Target Fund shares as capital assets on the date of the exchange; and

(9) The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

Such opinion shall be based on customary assumptions, limitations and such representations as Ropes & Gray LLP may reasonably request, and the Target Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be appropriate to render the opinions expressed therein.

(f) CIT shall have delivered such certificates or other documents as set forth in Section 3.2.

(g) CIT shall have produced a certificate as set forth in Section 3.3.

(h) The Acquiring Fund shall have issued and delivered to CIT the confirmation as set forth in Section 3.3.

(i) Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

ARTICLE VII

BROKERAGE FEES AND EXPENSES

7.1. No Broker or Finder Fees. The Acquiring Fund and the Target Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

7.2. Expenses of Reorganization. The expenses relating to the proposed Reorganization, whether or not consummated, which are incurred by the Target Fund and the Acquiring Fund, will be borne and paid by Calamos.

ARTICLE VIII

AMENDMENTS AND TERMINATION

8.1. Amendments. This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of CIT as specifically authorized by the Board; provided, however, that following the meeting of the Target Fund Shareholders called by the Target Fund pursuant to Section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

8.2. Termination. This Agreement may be terminated by the mutual agreement of the parties and such termination may be effected by CIT’s President or Vice President without further action by the Board. In addition, either Fund may, at its option, terminate this Agreement at or before the Closing due to:

(a) a breach by any other party of any representation, warranty, or agreement contained herein to be performed at or before the Closing, if not cured within 30 days;

(b) a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c) a determination by the Board that the consummation of the transactions contemplated herein is not in the best interests of the Target Fund or Acquiring Fund.

ARTICLE IX

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to Calamos:

Calamos Advisors LLC

2020 Calamos Court

Naperville, Illinois 60563

Attn: J. Christopher Jackson

With a copy (which shall not constitute notice) to:

Ropes & Gray LLP

191 North Wacker Drive, 32nd Floor

Chicago, IL 60606

Attn: Paulita A. Pike

If to CIT, on behalf of the Target Fund or the Acquiring Fund:

Calamos Investment Trust

2020 Calamos Court

Naperville, Illinois 60563

Attn: J. Christopher Jackson

With a copy (which shall not constitute notice) to:

Ropes & Gray LLP

191 North Wacker Drive, 32nd Floor

Chicago, Illinois 60606

Attn: Paulita A. Pike

ARTICLE X

MISCELLANEOUS

10.1. Entire Agreement. CIT, on behalf of the Acquiring Fund, and the Target Fund agree that they have not made any representation, warranty or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

10.2. Survival. The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder.

10.3. Headings. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

10.4. Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

10.5. Assignment. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

10.6. Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

[Signature Page to Follow]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the [    ] day of [            ], 2016.

CALAMOS INVESTMENT TRUST ON BEHALF OF THE ACQUIRING FUND	CALAMOS INVESTMENT TRUST ON BEHALF OF THE TARGET FUND

By:	By:

Name:	Name:

Title:	Title:

Solely for purposes of Sections 4.3 and 7.2: CALAMOS ADVISORS LLC

By:

Name:

Title:

FORM OF AGREEMENT AND PLAN OF REORGANIZATION BY AND BETWEEN CALAMOS LONG/SHORT FUND AND CALAMOS PHINEUS LONG/SHORT FUND

This Agreement and Plan of Reorganization (the “AGREEMENT”) is made as of [            ], 2016 by and between Calamos Long/Short Fund (the “TARGET FUND”) and Calamos Phineus Long/Short Fund (the “ACQUIRING FUND” and, together with the Target Fund, the “FUNDS”), each a series of Calamos Investment Trust, a Massachusetts voluntary association (commonly known as a business trust) (“CIT”). Calamos Advisors LLC, an Illinois limited liability company (“CALAMOS”), is a party to this Agreement solely for purposes of Sections 4.3 and 7.2. All agreements, representations, actions and obligations described herein made or to be taken or undertaken by the Funds are made and shall be taken or undertaken by CIT on behalf of the Funds.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “CODE”), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange solely for shares of beneficial interest of the corresponding class of the Acquiring Fund1 (the “ACQUIRING FUND SHARES”) and the assumption by the Acquiring Fund of the liabilities of the Target Fund specified in Section 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Target Fund in redemption of all outstanding shares of beneficial interest of the Target Fund (the “TARGET FUND SHARES”) and in complete liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “REORGANIZATION”).

The Trustees of CIT (the “TRUSTEES”) have determined, with respect to the Target Fund, that (1) participation in the Reorganization is in the best interests of the Target Fund and the holders of beneficial interest in the Target Fund (the “TARGET FUND SHAREHOLDERS”), and (2) the interests of the existing holders of beneficial interest of the Target Fund would not be diluted as a result of the Reorganization. The Board of Trustees of CIT, including a majority of the Trustees of CIT who are not “interested persons” (within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 ACT”)) of CIT, has determined, with respect to the Acquiring Fund, that (1) participation in the Reorganization is in the best interests of the Acquiring Fund and its shareholders, if any, and (2) the interests of the existing shareholders of the Acquiring Fund, if any, would not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

THE REORGANIZATION AND FUND TRANSACTIONS

1.1. The Reorganization. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in Section 3.1), the Target Fund agrees to transfer the Assets (as defined in Section 1.2) to the Acquiring Fund, and the Acquiring Fund agrees to assume the Liabilities (as defined in Section 1.3) of the Target Fund. In consideration of the foregoing, at the Effective Time, the Acquiring Fund agrees to deliver to the Target Fund full and fractional Acquiring Fund Shares, computed in the manner set forth in Section 2.3 herein. The number of Acquiring Fund Shares to be delivered shall be determined as set forth in Section 2.3.

[1]	Except that Class R shares of the Target Fund will be exchanged for Class I shares of the Acquiring Fund, as the Acquiring Fund does not offer Class R shares.

1.2. Assets of the Target Fund. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash (other than cash that has been reserved to pay the Target Fund’s accrued liabilities), cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, any deferred or prepaid expenses shown as an asset on the books of the Target Fund at the Valuation Time (as defined in Section 2.5) and any other property owned by the Target Fund at the Valuation Time (collectively, the “ASSETS”).

1.3. Liabilities of the Target Fund. The Target Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations, other than any accrued liabilities for which cash has been reserved, prior to the Effective Time, consistent with its obligation to continue to pursue its investment objective and strategies in accordance with its then-current prospectus and statement of additional information. The Acquiring Fund will assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Effective Time (as defined in Section 3.1) (collectively, the “LIABILITIES”).

1.4. Distribution of Acquiring Fund Shares. At the Effective Time (as defined in Section 3.1), or as soon thereafter as is reasonably practicable, the Target Fund will distribute the Acquiring Fund Shares received by the Target Fund pursuant to Section 1.1 to the Target Fund Shareholders in accordance with the procedures determined as of the Effective Time in complete liquidation of the Target Fund. Such distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the records of the Acquiring Fund in the names of the Target Fund Shareholders. The aggregate net asset value of the Acquiring Fund Shares to be so credited to Target Fund Shareholders shall be equal to the net asset value of the Target Fund (as determined below) at the Effective Time, and the net asset value of the Acquiring Fund Shares to be so credited to each Target Fund Shareholder shall be its share of those Acquiring Fund Shares as determined in accordance with the Fourth Amended and Restated Declaration of Trust, as amended (the “DECLARATION OF TRUST”) and By-Laws of CIT. All issued and outstanding Target Fund Shares will simultaneously be redeemed and canceled on the books of the Target Fund in a manner determined in accordance with the Declaration of Trust and By-Laws of CIT. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5. Recorded Ownership of Acquiring Fund Shares. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (“TRANSFER AGENT”).

1.6. Filing Responsibilities of Target Fund. Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “COMMISSION”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund. Following the liquidation and dissolution of the Target Fund, the Target Fund’s agents or the Acquired Fund will prepare and file tax returns of the Target Fund on behalf of the Target Fund.

ARTICLE II

VALUATION

2.1. Valuation of Assets. The value of the net assets of the Target Fund shall be the value of its assets, less its liabilities, computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day immediately preceding the Closing Date (as defined in Section 3.1) (such time and date being hereinafter called the “VALUATION TIME”), using the valuation procedures of CIT adopted by the Board or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2. Valuation of Shares. The net asset value per share per class of Acquiring Fund Shares shall be the net asset value per share for such class computed as of the Valuation Time, using the valuation procedures set forth in Section 2.1.

2.3. Calculation of Number of Acquiring Fund Shares. The number of shares of the Acquiring Fund to be issued (including fractional shares to the third decimal place, if any) in connection with the Reorganization shall be determined with respect to each class by dividing the value of the assets net of liabilities with respect to each class of shares of the Target Fund determined in accordance with Section 2.1 by the net asset value of an Acquiring Fund share of the corresponding class determined in accordance with Section 2.2.

2.4. Determination of Value. All computations of value hereunder shall be made in accordance with the requirements of the 1940 Act, and shall be subject to confirmation by each Fund’s respective independent registered public accounting firm upon reasonable request of the other Fund. The Target Fund and the Acquiring Fund agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences for prices of portfolio securities of the Target Fund which may arise from use of the valuation procedures of the Acquiring Fund.

2.5. Postponement of Valuation Time. In the event that at the Valuation Time the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Target Fund (each, an “EXCHANGE”) shall be closed to trading or trading thereupon shall be restricted, or trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of CIT, accurate appraisal of the value of the net assets of the Target Fund or the Acquiring Fund, respectively, is impracticable, the Valuation Time shall be postponed until the second business day after the day when trading shall have been fully resumed and reporting shall have been restored.

ARTICLE III

CLOSING

3.1. Closing. The Reorganization, together with related acts necessary to consummate the same (the “CLOSING”), shall occur at 8:00 a.m. Central Time on or about October 14, 2016 or at such other place and/or on such other date as to which the parties may agree (the “CLOSING DATE”). All acts taking place at the Closing shall be deemed to take place immediately prior to the opening of business on the Closing Date unless otherwise provided herein (the “EFFECTIVE TIME”).

3.2. Transfer and Delivery of Assets. CIT, on behalf of the Target Fund, shall deliver, at the Closing, a certificate stating that (i) the Assets were delivered in proper form to the Acquiring Fund at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by CIT, on behalf of the Target Fund, to State Street Bank and Trust Company (the “CUSTODIAN”), as custodian for the Acquiring Fund. Such presentation shall be made for examination no later than five (5) business days preceding the Effective Time, and shall be transferred and delivered by the Target Fund as of the Effective Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. CIT, on behalf of the Target Fund, shall cause the Transfer Agent to deliver to the Custodian, as of the Effective Time by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Target Fund’s Assets are deposited, the Target Fund’s Assets deposited with such depositories. The cash to be transferred by the Target Fund shall be delivered by wire transfer of Federal funds at the Effective Time.

3.3. Share Records. CIT, on behalf of the Target Fund, shall deliver at the Closing a certificate stating that its records contain the names and addresses of the Target Fund Shareholders and the number and percentage ownership of outstanding Target Fund Shares owned by each such Target Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Target Fund, prior to the Effective Time a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Target Fund at the Effective Time, or provide other evidence satisfactory to the Target Fund as of the Effective Time that such Acquiring Fund Shares have been credited to the Target Fund’s accounts on the books of the Acquiring Fund.

3.4. Statement of Assets and Liabilities. The Target Fund will prepare and deliver to the Acquiring Fund on the second business day prior to the Closing Date an estimated preliminary statement of assets and liabilities of the Target Fund as of such date for review and agreement by the Funds to determine that the Assets and Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing (or as soon as practicable thereafter with respect to clause (ii)): (i) an updated statement of assets and liabilities of the Target Fund; and (ii) a list of the Target Fund’s portfolio assets showing the tax basis of each of the Target Fund’s assets by lot and the holding periods of such assets, each of (i) and (ii) as of the Valuation Time, and certified by CIT.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1. Representations and Warranties of the Target Fund. Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by the Target Fund, CIT, on behalf of the Target Fund, represents and warrants to the Acquiring Fund, as follows:

(a) The Target Fund is a duly established series of CIT, which is a voluntary association duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

(b) At the Effective Time, CIT is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated herein.

(d) The current prospectus and statement of additional information of the Target Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) At the Effective Time, the Target Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, CIT, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof other than such restrictions as might arise under the 1933 Act.

(f) The Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Target Fund will not result, in (i) a violation of Massachusetts law or a material violation of its Declaration of Trust or By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund is a party or by which it is bound.

(g) All material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts and other similar instruments) will terminate without liability or obligation to the Target Fund on or prior to the Effective Time.

(h) Except as otherwise disclosed to and accepted by the Acquiring Fund, in writing, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Target Fund, threatened as to the Target Fund or any of its properties or assets or any person whom the Target Fund may be obligated to directly or indirectly indemnify in connection with such litigation, proceedings or investigation. Neither CIT nor the Target Fund knows of any facts that might form the basis for the institution of such proceedings. The Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Target Fund at October 31, 2015 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

(j) Since October 31, 2015, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this Subsection (j), a decline in net asset value per Target Fund Share due to declines in market values of securities held by the Target Fund, the discharge of the Target Fund’s liabilities, or the redemption of the Target Fund’s shares by Target Fund Shareholders shall not constitute a material adverse change.

(k) At the Effective Time, all Federal and other tax returns and other tax-related reports of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports, if any, shall have been paid or provision shall have been made for the payment thereof and no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company and has been (or will be) eligible to compute and has computed (or will compute) its Federal income tax under Section 852 of the Code.

(m) All of the issued and outstanding Target Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of CIT, on behalf of the Target Fund, as provided in Section 3.3. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares.

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of CIT, on behalf of the Target Fund, and, subject to the consent of the Target Fund Shareholders to the transactions contemplated by this Agreement, this Agreement will constitute a valid and binding obligation of the Target Fund enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Target Fund for use in registration statements and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Commission and Financial Industry Regulatory Authority (“FINRA”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

(p) All materials used in connection with obtaining the consent of Target Fund Shareholders to the transactions contemplated by this Agreement will, through and at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties of this Subsection (o) shall not apply to statements in or omissions from such materials made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

4.2. Representations and Warranties of the Acquiring Fund. Except as has been fully disclosed to the Target Fund in a written instrument executed by an officer of CIT, CIT, on behalf of the Acquiring Fund, represents and warrants to the Target Fund as follows:

(a) The Acquiring Fund is a duly established series of CIT, which is a voluntary association duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

(b) At the Effective Time, CIT is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by CIT on behalf of the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 ACT”), and the 1940 Act and such as may be required under state securities laws.

(d) The current prospectus and statement of additional information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) At the Effective Time, CIT, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund’s assets, if any, free of any liens or other encumbrances.

(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement by CIT, on behalf of the Acquiring Fund, will not result, in (i) a violation of Massachusetts law or a material violation of CIT’s Declaration of Trust and By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which CIT, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which CIT, on behalf of the Acquiring Fund, is a party or by which it is bound.

(g) Except as otherwise disclosed to and accepted by the Target Fund, in writing, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Acquiring Fund, threatened as to the Acquiring Fund or any of its properties or assets or any person whom the Acquiring Fund may be obligated to directly or indirectly indemnify in connection with such litigation, proceedings or investigation. Neither CIT nor the Acquiring Fund knows of any facts that might form the basis for the institution of such proceedings. The Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(h) At the Effective Time, all Federal and other tax returns and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and no such return is currently under audit and no assessment has been asserted with respect to such returns.

(i) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code.

(j) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of CIT, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(k) The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued shares of the Acquiring Fund, and will be fully paid and non-assessable.

(l) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Commission and FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto.

(m) From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Target Fund shareholders and on the Closing Date, any written information furnished by CIT with respect to the Acquiring Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

4.3. Representation and Warranty of Calamos. Calamos represents and warrants to CIT, on behalf of each of the Target Fund and the Acquiring Fund, that the execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of Calamos, and this Agreement will constitute a valid and binding obligation of Calamos, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

ARTICLE V

COVENANTS AND AGREEMENTS

5.1. Conduct of Business. The Acquiring Fund and the Target Fund each will operate its business in the ordinary course consistent with past practice between the date hereof and the Effective Time, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. Approval of Target Fund Shareholders. The Target Fund will seek the approval of the Target Fund Shareholders to the transactions contemplated by this Agreement in accordance with its Declaration of Trust and By-Laws of CIT and take all other action necessary to obtain approval of the transactions contemplated herein.

5.3. No Distribution of Acquiring Fund Shares. The Target Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4. Information. The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund Shares.

5.5. Other Necessary Action. Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6. Assistance in Obtaining Target Fund Shareholder Approval. The Acquiring Fund will provide the Target Fund with information regarding the Acquiring Fund, reasonably necessary for the preparation of such materials as CIT deems necessary to obtain the consent of Target Fund Shareholders to the transactions contemplated by this Agreement.

5.7. Preparation of Registration Statement and Proxy Materials. CIT will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to the Target Fund Shareholders (the “REGISTRATION STATEMENT”). The Registration Statement shall include a proxy statement of the Target Fund and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the proxy statement and related materials (the “PROXY MATERIAL”), for inclusion therein, in connection with the meeting of the Target Fund’s shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8. Liquidating Distribution. As soon as is reasonably practicable after the Closing, the Target Fund will make a liquidating distribution to the Target Fund Shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.9. Best Efforts. The Acquiring Fund and the Target Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.

5.10. Other Instruments. The Target Fund and CIT, on behalf of the Acquiring Fund, each covenants that it will, from time to time, as and when reasonably requested by the other party, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (a) the Target Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) CIT’s, on behalf of the Acquiring Fund, title to and possession of all of the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.11. Regulatory Approvals. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Effective Time.

5.12. Tax Status of Reorganization. The intention of the parties is that the Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the Target

Fund, the Acquiring Fund or CIT shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return), that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing, the Target Fund, the Acquiring Fund and CIT will take such action, or cause such action to be taken, as is reasonably necessary to enable counsel to render the tax opinion contemplated herein in Section 6.3(e).

ARTICLE VI

CONDITIONS PRECEDENT

6.1. Conditions Precedent to Obligations of the Target Fund. The obligations of the Target Fund to consummate the transactions provided for herein shall be subject to the following conditions:

(a) All representations and warranties of CIT, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b) CIT, on behalf of the Acquiring Fund, shall have delivered to the Target Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Target Fund, and dated as of the Effective Time, to the effect that the representations and warranties of CIT, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Target Fund shall reasonably request.

(c) CIT, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by CIT, on behalf of the Acquiring Fund, on or before the Effective Time.

(d) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 2.3.

(e) CIT, on behalf of the Acquiring Fund, shall have executed and delivered an assumption of the Liabilities and all such other agreements and instruments as the Target Fund may reasonably deem necessary or desirable in order to vest in and confirm (i) the Target Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (ii) CIT’s assumption of all of the Liabilities, and to otherwise carry out the intent and purpose of this Agreement.

(f) The Target Fund shall have received on the Closing Date the opinion of Ropes & Gray LLP, counsel to CIT, and dated as of the Closing Date, covering the following points, which opinion shall be based on assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein and such representations as such counsel may reasonably request:

(1) CIT is a voluntary association duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and the Acquiring Fund is a duly established and designated series of CIT, and CIT has the trust power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

(2) The Agreement has been duly authorized by CIT, on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery of the Agreement by the Target Fund and Calamos, is a valid and binding obligation of CIT on behalf of the Acquiring Fund enforceable against CIT in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;

(3) The Acquiring Fund Shares to be issued to Target Fund Shareholders as provided by this Agreement are duly authorized, upon such delivery will be validly issued and outstanding, and will be fully paid and non-assessable by CIT and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

(4) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of CIT’s Declaration of Trust or By-Laws;

(5) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required to be obtained by CIT in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; and

(6) CIT is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including those of the Acquiring Fund, under the 1940 Act, and to such counsel’s knowledge, its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

6.2. Conditions Precedent to Obligations of the Acquiring Fund. The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject to the following conditions:

(a) All representations and warranties of the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b) The Target Fund shall have delivered to the Acquiring Fund a statement of assets and liabilities of the Target Fund two business days prior to the Closing Date, as referenced in Section 3.5 of this Agreement, together with a list of the Target Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, certified by CIT. The Target Fund will deliver at the Closing: (i) an updated statement of assets and liabilities of the Target Fund; and (ii) a list of the Target Fund’s portfolio assets showing the tax basis of each of its assets by lot and the holding periods of such assets, each of (i) and (ii) as of the Valuation Time, and certified by CIT.

(c) The Target Fund shall have delivered to the Acquiring Fund a certificate executed in the name of the Target Fund, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Effective Time, to the effect that the representations and warranties of the Target Fund made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as CIT shall reasonably request.

(d) The Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Fund on or before the Effective Time.

(e) On or prior to the Closing Date, the Target Fund shall have declared a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing, in distributions qualifying for the dividends-paid deduction , all of its investment company taxable income (computed without regard to any deduction for dividends paid), all of its net tax-exempt income, if any, and all of its net capital gains, if any, in each case for the short taxable year ending on the Closing Date and any prior taxable year in respect of which the Target Fund is eligible to declare and pay a spillback dividend under Section 855 of the Code.

(f) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 2.3.

(g) The Acquiring Fund shall have received on the Closing Date the opinion of Ropes & Gray LLP, counsel to CIT, and dated as of the Closing Date, covering the following points, which opinion shall be based on assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein and such representations as such counsel may reasonably request:

(1) The Target Fund is a duly established series of CIT, which is a voluntary association duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted;

(2) The Agreement has been duly authorized by the Target Fund, and, assuming due authorization, execution and delivery of the Agreement by CIT and Calamos, is a valid and binding obligation of the Target Fund, enforceable against the Target Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, marshaling or other laws and rules of law affecting the enforcement generally of creditors’ rights and remedies, including, without limitation, fraudulent conveyance and fraudulent transfer laws;

(3) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of the Declaration of Trust and By-Laws of CIT; and

(4) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Massachusetts is required to be obtained by the Target Fund in order to effect the transfer of the Assets for Acquiring Fund Shares and the assumption by CIT of the Liabilities pursuant to this Agreement.

6.3. Other Conditions Precedent. If any of the conditions set forth in this Section 6.3 have not been satisfied (or waived) on or before the Effective Time, the Target Fund or CIT, on behalf of the Acquiring Fund, shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a) The Agreement and the transactions contemplated herein shall have been consented to by CIT in accordance with applicable provisions of the Declaration of Trust and By-Laws of CIT and applicable Massachusetts law, and evidence of such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, the Target Fund and CIT, on behalf of the Acquiring Fund, may not waive the conditions set forth in this Section 6.3(a).

(b) At the Effective Time, no action, suit or other proceeding shall be pending or, to the knowledge of the Target Fund, the Acquiring Fund or CIT, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(c) All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Target Fund, the Acquiring Fund and CIT to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Target Fund or the Acquiring Fund, provided that either party hereto may for itself waive any of such conditions.

(d) The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(e) CIT shall have received an opinion of Ropes & Gray LLP (which opinion will be subject to certain qualifications) addressed to the Acquiring Fund and Target Fund as to federal income tax matters substantially to the effect that, based on the facts, representations, assumptions stated therein and in certificates provided by CIT on behalf of each Fund and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, and further conditioned on consummation of the Reorganization in accordance with this Agreement, for Federal income tax purposes:

(1) The transaction contemplated by this Agreement will constitute a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(2) Under Sections 361 and 357 of the Code, the Target Fund will not recognize gain or loss upon (i) the transfer of all its assets to the Acquiring Fund in exchange for Acquisition Shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund or (ii) the distribution of the Acquisition Shares by the Target Fund to its shareholders in liquidation, except for (A) any gain or loss recognized on (1) “Section 1256 contracts” as defined in Section 1256(b) of the Code or (2) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (B) any other gain or loss required to be recognized by reason of the reorganization (1) as a result of the closing of the tax year of Target Fund, (2) upon the termination of a position, or (3) upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;

(3) Under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon receipt of the assets of the Target Fund in exchange for the Acquisition Shares and the assumption by the Acquiring Fund of all liabilities and obligations of the Target Fund;

(4) Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Target Fund transferred to the Acquiring Fund will be the same as the Target Fund’s tax basis of such assets immediately prior to the transfer, adjusted for any gain or loss required to be recognized as described in (b) above;

(5) Under Section 1223(2) of the Code, the Acquiring Fund’s holding periods for the assets it receives from the Target Fund, other than certain assets with respect to which gain or loss is required to be recognized as described in (b) above, will include the periods during which such assets were held or treated for federal income tax purposes as being held by the Target Fund;

(6) Under Section 354 of the Code, the Target Fund’s shareholders will not recognize gain or loss upon the exchange of all of their shares of the Target Fund for the Acquisition Shares;

(7) Under Section 358 of the Code, the aggregate tax basis of Acquisition Shares received by a shareholder of the Target Fund will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor;

(8) Under Section 1223(1) of the Code, a Target Fund shareholder’s holding period for the Acquisition Shares received will include the shareholder’s holding period for the Target Fund shares exchanged therefor, provided the shareholder held such Target Fund shares as capital assets on the date of the exchange; and

(9) The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

Such opinion shall be based on customary assumptions, limitations and such representations as Ropes & Gray LLP may reasonably request, and the Target Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be appropriate to render the opinions expressed therein.

(f) CIT shall have delivered such certificates or other documents as set forth in Section 3.2.

(g) CIT shall have produced a certificate as set forth in Section 3.3.

(h) The Acquiring Fund shall have issued and delivered to CIT the confirmation as set forth in Section 3.3.

(i) Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

ARTICLE VII

BROKERAGE FEES AND EXPENSES

7.1. No Broker or Finder Fees. The Acquiring Fund and the Target Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

7.2. Expenses of Reorganization. The expenses relating to the proposed Reorganization, whether or not consummated, which are incurred by the Target Fund and the Acquiring Fund, will be borne and paid by Calamos.

ARTICLE VIII

AMENDMENTS AND TERMINATION

8.1. Amendments. This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of CIT as specifically authorized by the Board; provided, however, that following the meeting of the Target Fund Shareholders called by the Target Fund pursuant to Section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

8.2. Termination. This Agreement may be terminated by the mutual agreement of the parties and such termination may be effected by CIT’s President or Vice President without further action by the Board. In addition, either Fund may, at its option, terminate this Agreement at or before the Closing due to:

(a) a breach by any other party of any representation, warranty, or agreement contained herein to be performed at or before the Closing, if not cured within 30 days;

(b) a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c) a determination by the Board that the consummation of the transactions contemplated herein is not in the best interests of the Target Fund or Acquiring Fund.

ARTICLE IX

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to Calamos:

Calamos Advisors LLC

2020 Calamos Court

Naperville, Illinois 60563

Attn: J. Christopher Jackson

With a copy (which shall not constitute notice) to:

Ropes & Gray LLP

191 North Wacker Drive, 32nd Floor

Chicago, IL 60606

Attn: Paulita A. Pike

If to CIT, on behalf of the Target Fund or the Acquiring Fund:

Calamos Investment Trust

2020 Calamos Court

Naperville, Illinois 60563

Attn: J. Christopher Jackson

With a copy (which shall not constitute notice) to:

Ropes & Gray LLP

191 North Wacker Drive, 32nd Floor

Chicago, Illinois 60606

Attn: Paulita A. Pike

ARTICLE X

MISCELLANEOUS

10.1. Entire Agreement. CIT, on behalf of the Acquiring Fund, and the Target Fund agree that they have not made any representation, warranty or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

10.2. Survival. The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder.

10.3. Headings. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

10.4. Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

10.5. Assignment. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

10.6. Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

[Signature Page to Follow]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the [    ] day of [    ], 2016.

CALAMOS INVESTMENT TRUST ON BEHALF OF THE ACQUIRING FUND	CALAMOS INVESTMENT TRUST ON BEHALF OF THE TARGET FUND

By:	By:

Name:	Name:

Title:	Title:

Solely for purposes of Sections 4.3 and 7.2: CALAMOS ADVISORS LLC

By:

Name:

Title:

STATEMENT OF ADDITIONAL INFORMATION

Calamos Focus Growth Fund

Calamos Long/Short Fund

(each of the above funds, a “Target Fund”)

and

Calamos Growth Fund

Calamos Phineus Long/Short Fund

(each of the above funds, an “Acquiring Fund”)

each a series of

Calamos Investment Trust

(the “Trust”)

2020 Calamos Court

Naperville, Illinois 60563

(800) 582-6959

This Statement of Additional Information (the “SAI”), dated July 26, 2016, relates to the following proposed reorganizations (each a “Reorganization” and, together, the “Reorganizations”):

1)	Reorganization of Calamos Focus Growth Fund (“Focus Growth”) into Calamos Growth Fund (“Growth”).

2)	Reorganization of Calamos Long/Short Fund (“Long/Short”) into Calamos Phineus Long/Short Fund (“Phineus”).

This SAI contains information which may be of interest to shareholders of the Target Funds but which is not included in the combined Prospectus/Proxy Statement dated July 26, 2016 (the “Prospectus/Proxy Statement”) which relates to the Reorganizations. As described in the Prospectus/Proxy Statement, the Reorganizations would involve the transfer of all the assets of each Target Fund in exchange for shares of the corresponding Acquiring Fund and the assumption of all the liabilities of each Target Fund by the corresponding Acquiring Fund. Each Target Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation and termination of each Target Fund. This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to a Target Fund or an Acquiring Fund (each a “Fund” and collectively, the “Funds”) at c/o Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563, or by calling (800) 582-6959.

TABLE OF CONTENTS

Documents Incorporated By Reference	3

Appendix A – Pro forma financial statements of Phineus	A-1

DOCUMENTS INCORPORATED BY REFERENCE

This SAI consists of the information set forth below pertaining to the Acquiring Funds and Target Funds and the following described documents, each of which is incorporated by reference herein:

1.	Annual Report of the Trust relating to Growth, Focus Growth and Long/Short for the fiscal year ended October 31, 2015.

2.	Semi-Annual Report of the Trust relating to Growth, Focus Growth, Long/Short and Phineus for the periods ended April 30, 2016.

3.	Statement of Additional Information, dated February 29, 2016 for the Trust relating to Growth, Focus Growth and Long/Short.

4.	Statement of Additional Information, dated April 5, 2016 for the Trust relating to Phineus.

Pro Forma Financial Information

Pro forma financial information of the Acquiring Fund for the Reorganization of Long/Short into Phineus is attached hereto as Appendix A. No pro forma financial statements or information have been prepared and included relating to the proposed Reorganization of Focus Growth into Growth because the net asset value of Focus Growth is less than 10% of the net asset value of Growth as of June 30, 2016.

Appendix A – Pro forma financial information of Phineus

NARRATIVE DESCRIPTION OF THE PRO FORMA EFFECTS OF THE

REORGANIZATION

The unaudited pro forma information provided herein should be read in conjunction with the unaudited semi-annual report of the Trust with respect to Long/Short and Phineus dated April 30, 2016, as supplemented, which is on file with the SEC and is available at no charge, as indicated above. The unaudited pro forma information set forth below for the twelve month period ended on the date indicated below is intended to present supplemental data as if the Reorganization of Long/Short into Phineus had occurred as of the beginning of the period.

Long/Short and Phineus (collectively, the “Funds”) have the same investment advisor, distributor, administrator, transfer agent, and custodian. Each such service provider has entered into an agreement with the Funds which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund.

As of April 30, 2016, the net assets of Long/Short and Phineus were $45.57 million and $13.09 million respectively. The net assets of the combined fund as of April 30, 2016 would have been $58.66 million.

Phineus’ net asset value per share after the Reorganization assumes the increase of shares of Phineus at April 30, 2016 in connection with the proposed Reorganization.

The amount of increased shares was calculated based on the net assets (in 000s), as of April 30, 2016, of Long Short of $14,459, $4,269, $26,816, and $26 for Class A, Class C, Class I, and Class R, respectively, and the net assets of Phineus of $270, $120, and $12,704 for Class A, Class C, and Class I, respectively.

Shares of Phineus (in 000s) were increased 1,378 for Class A; 407 for Class C; and 2,556 for Class I in exchange for the respective Class A, Class C, and Class I shares in Long/Short. Included in the increase of Phineus Class I shares is the value of 3 Shares of Long/Short Class R.

On a pro forma basis for the twelve months ended April 30, 2016, the proposed Reorganization would result in a decrease in other operating expenses of 0.01% for Long/Short and 0.03% for Phineus, from 0.34% and 0.36%, respectively. Upon the commencement of operations in April 2016, Phineus incurred offering costs that will amortize for 12 months. The offering costs will cease in April 2017.

Long/Short’s twelve month gross operating expenses as of April 30, 2016 were 2.44%, 3.19%, 2.19%, and 2.69% for Class A, Class C, Class I, and Class R, respectively. Phineus’ estimated expenses as of April 30, 2016 were 3.34%, 4.09%, and 3.09% for Class A, Class C, and Class I, respectively. As a result of the Reorganization, Phineus’ expenses are expected to remain the same at 3.34%, 4.09%, and 3.09% for Class A, Class C, and Class I, respectively, on a pro forma basis due to its current expense limitation agreement. The Adviser has contractually agreed to limit total operating expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses or non-routine expenses, if any) of Phineus so that expenses do not exceed, on an annualized basis, 2.00%, 2.75%, and 1.75% of average net assets respectively for Class A, Class C, and Class I shares, through March 31, 2018. Per the Pro forma estimates, Phineus’ total operating expenses are expected to be above these respective ratios but will drop below these respective ratios in April 2017 when the offering costs will no longer be a Phineus expense.

Reorganization costs estimated to be $298,000 will be borne by the Adviser. If the Reorganization is not consummated, the Adviser or its affiliates will bear the costs associated with the Reorganization.

The Adviser does not anticipate significant portfolio repositioning in connection with the Reorganization because the securities held by Long/Short currently substantially conform to the investment objective and investment strategies of Phineus or will endeavor to do so before the Reorganization is consummated. The Adviser expects that, subsequent to the Reorganization, there may be some portfolio turnover in the ordinary course, but that the Reorganization is not expected to result in an increase in Phineus’ portfolio turnover rate, relative to its historical portfolio turnover rates.

No significant accounting policies will change as a result of the proposed Reorganization, specifically, policies regarding valuation and Subchapter M compliance. The accounting survivor in the proposed Reorganization will be Phineus.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368 of the Code. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Ropes & Gray LLP to the effect that, based upon certain facts, assumptions, and representations, the Reorganization contemplated by the Agreement and Plan of Reorganization will, for federal income tax purposes, qualify as a tax-free reorganization described in section 368(a) of the Code, and that each Fund should be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

PART C.

OTHER INFORMATION

Item 15. Indemnification

Article VI of the Fourth Amended Agreement and Declaration of Trust of Calamos Investment Trust (the “Registrant”) (Exhibit 1, which is incorporated herein by reference) provides that the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”)) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined, in one of the manners described below, that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (either and both of the conduct described in (i) and (ii) being referred to hereafter as “Disabling Conduct”).

A determination that a Covered Person is entitled to indemnification despite allegations of Disabling Conduct may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason or any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Party ultimately will be found to be entitled to indemnification.

The Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser and certain persons affiliated with them are insured, within the limits and subject to the limitations of the insurance, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings. The insurance expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a)	Fourth Amended and Restated Agreement and Declaration of Trust, dated May 15, 2012 (incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A, filed on February 27, 2013).

(1)(b)	Amendment No. 1 to Fourth Amended and Restated Agreement and Declaration of Trust, dated February 26, 2013 (incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A, filed on February 27, 2013).

(1)(c)	Amendment No. 2 to Fourth Amended and Restated Agreement and Declaration of Trust, dated May 24, 2013 (incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(1)(d)	Amendment No. 3 to Fourth Amended and Restated Agreement and Declaration of Trust, dated July 19, 2013 (incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(1)(e)	Amendment No. 4 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated November 6, 2013 (incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(1)(f)	Amendment No. 5 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated February 14, 2014 (incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2014).

(1)(g)	Amendment No. 6 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated November 4, 2014 (incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(1)(h)	Amendment No. 7 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated November 9, 2015 (incorporated by reference to Exhibit (a)(8) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A, filed on April 1, 2016).

(2)	Bylaws, as amended through September 22, 2015 (incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A, filed on November 6, 2015).

(3)	Not applicable.

(4)	Form of Agreements and Plans of Reorganization (filed herewith as Exhibit A to the Prospectus/Proxy Statement).

(5)	See Articles IV and V of Exhibit (1), above.

(6)(a)	Management Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

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(6)(b)	Amendment, dated August 1, 2006, to Management Agreement, dated December 13, 2004, with Calamos Advisors LLC (incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(6)(c)	Letter Agreement with Calamos Advisors LLC, dated March 7, 2008 (incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(6)(d)	Form of Notification to Calamos Asset Management, Inc. regarding Establishment of Calamos Opportunistic Value Fund (formerly known as the Calamos Mid Cap Value Fund) (incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A, filed on December 18, 2001).

(6)(e)	Notification to Calamos Asset Management, Inc. regarding Establishment of Calamos Focus Growth Fund, dated September 24, 2003 (Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A, filed on February 25, 2011).

(6)(f)	Notification to Calamos Advisors LLC, regarding Establishment of Calamos Multi-Fund Blend, dated March 30, 2006 (incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(6)(g)	Form of Notification to Calamos Advisors LLC, regarding Fee Schedule Amendment (incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2006).

(6)(h)	Notification to Calamos Advisors LLC, regarding Fee Schedule Amendment (incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(6)(i)	Notification to Calamos Advisors LLC, regarding Fee Schedule Amendment (incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A, filed on April 1, 2016).

(6)(j)	Notification to Calamos Advisors LLC, regarding Establishment of Global Equity Fund, dated as of March 1, 2007 (incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(6)(k)	Notification to Calamos Advisors LLC, regarding Establishment of Government Money Market Fund, dated May 8, 2007 (incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, filed on May 16, 2007).

(6)(l)	Notification to Calamos Advisors LLC, regarding Establishment of Total Return Bond Fund, dated June 15, 2007 (incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(6)(m)	Notification to Calamos Advisors LLC, regarding Establishment of 130/30 Equity Growth Fund and New World Growth Fund, dated March 7, 2008 (incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(6)(n)	Notification to Calamos Advisors LLC, regarding Establishment of Discovery Growth Fund, dated March 26, 2010 (incorporated by reference to Exhibit (d)(12) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

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(6)(o)	Notification to Calamos Advisors LLC, regarding Establishment of Long/Short Fund (incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A, filed on May 31, 2013).

(6)(p)	Notification to Calamos Advisors LLC, regarding Establishment of Dividend Growth Fund and Mid Cap Growth Fund (incorporated by reference to Exhibit (d)(14) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(6)(q)	Notification to Calamos Advisors LLC, regarding Establishment of Emerging Market Equity Fund (incorporated by reference to Exhibit (d)(15) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(6)(r)	Notification to Calamos Advisors LLC, regarding Establishment of Global Convertible Fund and Hedged Equity Income Fund (incorporated by reference to Exhibit (d)(17) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(6)(s)	Notification to Calamos Advisors LLC, regarding Establishment of Phineus Long/Short Fund (incorporated by reference to Exhibit (d)(19) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A, filed on April 1, 2016).

(6)(t)	Letter Agreement with Calamos Advisors LLC, dated December 19, 2013 (incorporated by reference to Exhibit (d)(16) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(6)(u)	Letter Agreement with Calamos Advisors LLC, dated March 26, 2010 (incorporated by reference to Exhibit (d)(13) to Post- Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(6)(v)	Organizational Expenses Agreement, dated September 24, 2003, relating to Focus Growth Fund (incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, filed on November 28, 2003).

(6)(w)	Organizational Expenses Agreement, dated December 13, 2004, relating to International Growth Fund (incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(6)(x)	Organizational Expenses Agreement, dated March 30, 2006, relating to Multi-Fund Equity (incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(6)(y)	Organizational Expenses Agreement, dated as of March 1, 2007, relating to Global Equity Fund (incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(6)(z)	Organizational Expenses Agreement, dated May 8, 2007, relating to Government Money Market Fund (incorporated by reference to Exhibit (d) (14) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, filed on May 16, 2007).

(6)(aa)	Organizational Expenses Agreement, dated June 15, 2007, relating to Total Return Bond Fund (incorporated by reference to Exhibit (d)(16) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(6)(bb)	Organizational Expenses Agreement, dated March 7, 2008, relating to 130/30 Equity Growth Fund and New World Growth Fund (incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

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(6)(cc)	Organizational Expenses Agreement, dated December 16, 2009, relating to Discovery Growth Fund (incorporated by reference to Exhibit (d)(21) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(6)(dd)	Organizational Expenses Agreement relating to Long/Short Fund (incorporated by reference to Exhibit (d)(23) to Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A, filed on May 31, 2013).

(6)(ee)	Organizational Expenses Agreement relating to Dividend Growth Fund and Mid Cap Growth Fund (incorporated by reference to Exhibit (d)(25) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(6)(ff)	Organizational Expenses Agreement, dated December 19, 2013, relating to Emerging Market Equity Fund (incorporated by reference to Exhibit (d)(28) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(6)(gg)	Organizational Expenses Agreement, dated December 18, 2014, relating to Global Convertible and Hedged Equity Income Fund (incorporated by reference to Exhibit (d)(31) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(6)(hh)	Organizational Expenses Agreement, dated December 15, 2015, relating to Phineus Long/Short Fund (incorporated by reference to Exhibit (d)(34) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A, filed on April 1, 2016).

(7)(a)	Ninth Amended and Restated Distribution Agreement with Calamos Financial Services LLC, dated June 21, 2013 (incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(7)(b)	Tenth Amended and Restated Distribution Agreement with Calamos Financial Services LLC, dated December 19, 2013 (incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(7)(c)	Eleventh Amended and Restated Distribution Agreement with Calamos Financial Services, LLC, dated December 18, 2014 (incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(7)(d)	Twelfth Amended and Restated Distribution Agreement with Calamos Financial Services, LLC, dated December 15, 2015 (incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A, filed on April 1, 2016).

(7)(e)	Selling Group Agreement, revised September 2000 (incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

(8)	Not applicable.

(9)(a)	Master Custodian Agreement with State Street Bank and Trust Company, dated September 11, 2009 (incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

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(9)(b)	Notification of Additional Funds, dated December 16, 2009, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(9)(c)	Notification of Additional Funds, dated March 15, 2013, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(9)(d)	Notification of Additional Funds, dated June 21, 2013, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(9)(e)	Notification of Additional Funds, dated December 19, 2013, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(9)(f)	Notification of Additional Funds, dated December 18, 2014, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(9)(g)	Notification of Additional Funds, dated January 21, 2016, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(7) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A, filed on April 1, 2016).

(10)(a)	Twelfth Amended and Restated Distribution Plan, effective as of December 19, 2013 (incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(10)(b)	Thirteenth Amended and Restated Distribution Plan, effective as of December 18, 2014 (incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(10)(c)	Fourteenth Amended and Restated Distribution Plan, effective as of December 15, 2015 (incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A, filed on April 1, 2016).

(11)	Opinion and Consent of Ropes & Gray LLP regarding legality of issuance of shares and other matters (filed herewith).

(12)	Opinions of Ropes & Gray LLP on tax matters (To be filed by amendment).

(13)(a)	Master Services Agreement, dated March 15, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(13)(b)	Notification of Additional Funds, dated March 31, 2006, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

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(13)(c)	Notification of Additional Funds, dated February 28, 2007, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(13)(d)	Notification of Additional Funds, dated May 8, 2007, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(13)(e)	Notification of Additional Funds, dated June 15, 2007 pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(13)(f)	Notification of Additional Funds, dated March 7, 2008, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(13)(g)	Notification of Additional Funds, dated December 16, 2009, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(13)(h)	Notification of Additional Funds, dated March 15, 2013, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A, filed on May 31, 2013).

(13)(i)	Notification of Additional Funds, dated June 21, 2013, pursuant to Master Services Agreement dated March 15, 2004 (incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(13)(j)	Notification of Additional Funds, dated December 19, 2013, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(13)(k)	Notification of Additional Funds, dated December 18, 2014, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(11) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(13)(l)	Notification of Additional Funds, dated January 21, 2016, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(12) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A, filed on April 1, 2016).

(13)(m)	Letter Agreement, dated March 15, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(13)(n)	Letter Agreement, dated October 31, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h) (4) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

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(13)(o)	Letter Agreement, dated March 31, 2006, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(13)(p)	Letter Agreement, dated February 28, 2007, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h) (8) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(13)(q)	Letter Agreement, dated May 8, 2007, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(13)(r)	Letter Agreement, dated September 16, 2009, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(12) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(13)(s)	Transfer Agent Servicing Agreement by and among Calamos Investment Trust, Calamos Advisors Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2014 (incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2014).

(13)(t)	Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

(13)(u)	Amendment, dated March 30, 2006, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(13)(v)	Amendment, dated as of March 1, 2007, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(13)(w)	Amendment, dated May 8, 2007, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(18) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(13)(x)	Amendment, dated June 15, 2007, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(19) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(13)(y)	Amendment, dated March 7, 2008, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(22) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(13)(z)	Amendment, dated September 16, 2009, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

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(13)(aa)	Amendment, dated December 16, 2009, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(13)(bb)	Amendment, dated March 15, 2013, to Internet Access Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(31) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(13)(cc)	Amendment, dated June 21, 2013, to Internet Access Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(32) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(13)(dd)	Amendment, dated December 19, 2013, to Internet Access Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(35) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(13)(ee)	Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

(13)(ff)	Amendment, dated March 30, 2006, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(15) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(13)(gg)	Amendment, dated as of March 1, 2007, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated as of September 21, 2000 (incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(13)(hh)	Amendment, dated May 8, 2007, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(13)(ii)	Amendment, dated June 15, 2007, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(13)(jj)	Amendment, dated March 7, 2008, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(28) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(13)(kk)	Amendment, dated September 16, 2009, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(30) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

9

(13)(ll)	Amendment, dated December 16, 2009, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(34) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(13)(mm)	Amendment, dated March 15, 2013, to Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(41) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(13)(nn)	Amendment, dated June 21, 2013, to Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(42) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(13)(oo)	Amendment, dated December 19, 2013, to Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(46) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(13)(pp)	Amendment, dated December 18, 2014, to Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(41) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(13)(qq)	Amendment, dated March 21, 2016, to Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(43) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A, filed on April 1, 2016).

(13)(rr)	Use of Name Agreement, dated August 23, 1990 (incorporated herein by reference to Exhibit 9.5 to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on June 24, 1997).

(13)(ss)	Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2006).

(13)(tt)	Amendment, dated March 30, 2006, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(19) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(13)(uu)	Amendment, dated as of March 1, 2007, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(22) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(13)(vv)	Amendment, dated May 8, 2007, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, filed on May 16, 2007).

(13)(ww)	Amendment, dated June 15, 2007, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(30) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

10

(13)(xx)	Amendment, dated March 7, 2008, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(35) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(13)(yy)	Amendment, dated September 16, 2009, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(38) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(13)(zz)	Amendment, dated December 16, 2009, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(39) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(13)(aaa)	Amendment, dated March 15, 2013, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(45) to Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A, filed on May 31, 2013).

(13)(bbb)	Amendment, dated June 21, 2013, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(53) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(13)(ccc)	Amendment, dated December 19, 2013, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(65) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(13)(ddd)	Amendment, dated December 18, 2014, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(54) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(13)(eee)	Amendment, dated December 15, 2015, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(57) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A, filed on April 1, 2016).

(13)(fff)	Addendum to Transfer Agent Servicing Agreement dated October 22, 2008 (incorporated by reference to Exhibit (h)(36) to Post- Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A, filed on February 27, 2009).

(13)(ggg)	Amendment to Transfer Agent Servicing Agreement dated January 16, 2009 (incorporated by reference to Exhibit (h)(37) to Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A, filed on February 27, 2009).

(13)(hhh)	Amendment to Transfer Agent Servicing Agreement dated September 16, 2009 (incorporated by reference to Exhibit (h)(42) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

11

(13)(iii)	Amendment to Transfer Agent Servicing Agreement dated December 18, 2014 (incorporated by reference to Exhibit (h)(58) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(13)(jjj)	Amendment to Transfer Agent Servicing Agreement dated January 7, 2016 (incorporated by reference to Exhibit (h)(62) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A, filed on April 1, 2016).

(13)(kkk)	Expense Limitation Agreement, dated December 19, 2012, with Calamos Advisors LLC (incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A, filed on February 27, 2013).

(13)(lll)	Expense Limitation Agreement For Calamos Long/Short Fund with Calamos Advisors LLC, dated March 15, 2013, (incorporated by reference to Exhibit (h)(50) to Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A, filed on May 31, 2013).

(13)(mmm)	Expense Limitation Agreement For Calamos Dividend Growth Fund and Calamos Mid Cap Growth Fund with Calamos Advisors LLC, dated June 21, 2013 (incorporated by reference to Exhibit (h)(59) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(13)(nnn)	Expense Limitation Agreement, dated December 19, 2013, with Calamos Advisors LLC (incorporated by reference to Exhibit (h)(65) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(13)(ooo)	Expense Limitation Agreement, dated December 18, 2014, with Calamos Advisors LLC (incorporated by reference to Exhibit (h)(63) to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A, filed on December 30, 2014).

(13)(ppp)	Expense Limitation Agreement For Calamos Phineus Long/Short Fund with Calamos Advisors LLC dated March 30, 2016 (filed herewith).

(14)	Consent of Deloitte & Touche LLP (filed herewith).

(15)	Not applicable.

(16)	Power of Attorney (filed herewith).

(17)	Form of Proxy Card (filed herewith).

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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(3) The undersigned Registrant agrees that a final form of the Opinions and Consents of Ropes & Gray LLP regarding certain tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement will be filed in a post-effective amendment to this Registration Statement.

13

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Naperville, and the State of Illinois on the 26th day of July, 2016.

CALAMOS INVESTMENT TRUST

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr. Trustee and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title		Date

/s/ John P. Calamos, Sr.	Trustee and President (principal executive officer))		July 26, 2016
John P. Calamos, Sr.		)
)

/s/ John E. Neal*	Trustee	)	July 26, 2016
John E. Neal		)
)

/s/ William R. Rybak*	Trustee	)	July 26, 2016
William R. Rybak		)
)

/s/ Stephen B. Timbers*	Trustee	)	July 26, 2016
Stephen B. Timbers		)
)

/s/ David D. Tripple*	Trustee	)	July 26, 2016
David D. Tripple		)
)

/s/ Virginia G. Breen*	Trustee	)	July 26, 2016
Virginia G. Breen		)
)

/s/ Theresa A. Hamacher*	Trustee	)	July 26, 2016
Theresa A. Hamacher		)
)

/s/ Thomas E. Herman	Vice President and Chief Financial Officer	)	July 26, 2016
Thomas E. Herman		)
)

*	John P. Calamos, Sr. signs this document pursuant to a power of attorney filed herewith.

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Attorney-in-Fact July 26, 2016

CALAMOS INVESTMENT TRUST

EXHIBIT INDEX

Index No.	Description of Exhibit

(11)	Opinion and Consent of Ropes & Gray LLP regarding legality of issuance of shares and other matters.

(13)(ppp)	Expense Limitation Agreement For Calamos Phineus Long/Short Fund with Calamos Advisors LLC dated March 30, 2016

(14)	Consent of Deloitte & Touche LLP.

(16)	Power of Attorney.

(17)	Form of Proxy Card.